                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4260

                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: May 31

Date of reporting period: May 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

Annual Report
and Prospectus
                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
SHORT DURATION U.S. GOVERNMENT FUND

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED
MAY 31, 2010
(Prospectus also enclosed)

RIVERSOURCE SHORT DURATION U. S. GOVERNMENT FUND SEEKS TO PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT INCOME AND SAFETY OF PRINCIPAL CONSISTENT WITH INVESTMENT IN U.S. GOVERNMENT AND GOVERNMENT AGENCY SECURITIES.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

The Fund's Long-term Performance...   14

Fund Expenses Example..............   16

Portfolio of Investments...........   19

Statement of Assets and
  Liabilities......................   32

Statement of Operations............   34

Statements of Changes in Net
  Assets...........................   35

Financial Highlights...............   37

Notes to Financial Statements......   42

Report of Independent Registered
  Public Accounting Firm...........   61

Federal Income Tax Information.....   63

Board Members and Officers.........   64

Approval of Investment Management
  Services Agreement...............   70

Proxy Voting.......................   73




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2  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Short Duration U.S. Government Fund (the Fund) Class A shares rose
  5.11% (excluding sales charge) for the 12 months ended May 31, 2010.

> The Fund outperformed its benchmark, the Barclays Capital U.S. 1-3 Year
  Government Index, which gained 2.21%.

> The Fund also outperformed the Lipper Short U.S. Government Funds Index, representing the Fund's peer group, which advanced 3.41% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2010)
--------------------------------------------------------------------------------


                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
RiverSource Short Duration U.S.
  Government Fund Class A
  (excluding sales charge)         +5.11%   +3.23%   +3.15%   +3.80%
---------------------------------------------------------------------
Barclays Capital U.S. 1-3 Year
  Government Index (unmanaged)     +2.21%   +4.92%   +4.31%   +4.59%
---------------------------------------------------------------------
Lipper Short U.S. Government
  Funds Index                      +3.41%   +4.20%   +3.80%   +4.05%
---------------------------------------------------------------------


(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
        RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2010
                                                                   SINCE
Without sales charge        1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/19/95)                  +5.11%   +3.23%   +3.15%   +3.80%      N/A
--------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +4.31%   +2.45%   +2.38%   +3.02%      N/A
--------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +4.31%   +2.45%   +2.38%     N/A     +2.92%
--------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +5.28%   +3.62%   +3.57%     N/A     +3.05%
--------------------------------------------------------------------------
Class R2 (inception
  8/3/09)                     N/A      N/A      N/A      N/A     +3.47%**
--------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                  +4.96%   +3.41%   +3.34%   +3.98%      N/A
--------------------------------------------------------------------------
Class W (inception
  12/1/06)                  +4.81%   +3.16%     N/A      N/A     +3.12%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  8/19/95)                  +1.96%   +2.19%   +2.53%   +3.48%      N/A
--------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -0.69%   +1.48%   +2.02%   +3.02%      N/A
--------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +3.31%   +2.45%   +2.38%     N/A     +2.92%
--------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 3.00%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R4, and Class W shares. Class I, Class R2 and Class R4 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary managed accounts.

 *For classes with less than 10 years performance.
**Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     2.3 years
--------------------------------------
Effective duration(2)        1.3 years
--------------------------------------


(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

Shares of RiverSource Short Duration U.S. Government Fund are not insured or guaranteed by the U.S. government.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the Fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


--------------------------------------------------------------------------------
        RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------

Tom Heuer and Colin J. Lundgren replaced Todd White and joined Jason J. Callan as Portfolio Managers of RiverSource Short Duration U.S. Government Fund effective May 1, 2010.

Dear Shareholders,

RiverSource Short Duration U.S. Government Fund (the Fund) Class A shares rose 5.11% (excluding sales charge) for the 12 months ended May 31, 2010. The Fund outperformed its benchmark, the Barclays Capital U.S. 1-3 Year Government Index (Barclays Index), which gained 2.21%. The Fund also outperformed the Lipper Short U.S. Government Funds Index, representing the Fund's peer group, which advanced 3.41% during the same time frame.

SIGNIFICANT PERFORMANCE FACTORS
The broad fixed income market was dominated during the annual period ended May 31, 2010 first by the boost provided by various government purchase programs and subsequently by the removal of that support and the gradual shift toward normalized, self-supporting credit markets. The U.S. economy started to show signs of stabilizing after experiencing the deepest recession since the Great Depression. The first positive Gross Domestic Product (GDP) print occurred in the third quarter of 2009 after four consecutive quarters of negative growth. GDP numbers continued to show signs of improvement throughout the balance of the annual period

PORTFOLIO BREAKDOWN(1) (at May 31, 2010)
---------------------------------------------------------------------

Asset-Backed                                7.8%
------------------------------------------------
Commercial Mortgage-Backed                  1.5%
------------------------------------------------
FDIC -- Insured Debt(2)                     9.0%
------------------------------------------------
Government Guaranteed(3)                    0.2%
------------------------------------------------
Residential Mortgage-Backed(4)             45.5%
------------------------------------------------
U.S. Government Obligations & Agencies     25.7%
------------------------------------------------
Other(5)                                   10.3%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).
(3) Debt guaranteed by the HM Treasury, United Kingdom.
(4) Of the 45.5%, 9.1% is due to forward commitment residential mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.
(5) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

as business inventories began to stabilize and signs of job growth emerged.

During the first nine months of the annual period, U.S. Treasury rates rose on long-term maturities while short-term rates, as measured by the Fed Funds Rate, were anchored near zero. As a result, the yield curve steepened dramatically, with the difference between 2-year Treasuries and 10-year Treasuries reaching as much as 2.90%. This yield curve steepening led to relative outperformance in the non-Treasury sectors of the market given the inverse relationship between yields and bond prices.

Outside the Treasury market, fixed income sectors were supported by a significant amount of government sponsorship put in place during the earlier months of 2009. The mortgage market in particular was a significant benefactor of this support with the Federal Reserve Board (the Fed) implementing a $1.25 trillion purchase program of agency-issued mortgage-backed securities. The Treasury Department also had a purchase program for $200 billion of agency-issued mortgage-backed securities. Primarily as a result of these programs, spreads (yield differential between agency-issued mortgage-backed securities and U.S. Treasuries) tightened by approximately 30 basis points (0.30%) during the first nine

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at May 31, 2010)
---------------------------------------------------------------------

AAA bonds                                  90.1%
------------------------------------------------
AA bonds                                    2.5%
------------------------------------------------
A bonds                                     0.8%
------------------------------------------------
BBB bonds                                   2.8%
------------------------------------------------
Non-investment grade bonds                  0.5%
------------------------------------------------
Non-rated bonds                             3.3%
------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.


--------------------------------------------------------------------------------
        RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------


months of the annual period. On the last day of March 2010, the Fed completed its purchase program and allowed it to expire. From March 31, 2010 through the end of the annual period on May 31, 2010, agency-issued mortgage-backed security spreads widened by approximately 20 basis points (0.20%). Such widening was driven largely by renewed global fiscal and liquidity concerns, which, in turn, led to significant strength in U.S. Treasuries.

Despite this widening, agency mortgages outperformed U.S. Treasuries for the annual period. Performance, however, was highly differentiated depending on the coupon, or the interest rate, the holder of a mortgage-backed security was paid. Higher coupon mortgage-backed securities produced the greatest returns during the annual period, as these borrowers continued to prepay at a slow rate given their lower credit characteristics and ongoing tight credit conditions. U.S. government sponsored enterprises Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) tightened their underwriting standards during the annual period, as they continued to lose money due to the unprecedented level of mortgage delinquencies. Tighter underwriting slowed repayments due to lack of refinancing options for many borrowers. This in turn drove pricing on those mortgage-backed securities higher as investors were able to collect higher coupon payments for a longer period of time.

In the last weeks of the annual period, concerns regarding the sovereign deficit-to-GDP ratios of what are known as the PIIGS (Portugal, Italy, Ireland, Greece and Spain) dominated. As a result, there were significant investment flows out of the euro and into the U.S. dollar. With the short-term end of the yield curve anchored by the federal funds rate, this surge into the U.S. currency led to a significant flattening of the Treasury yield curve overall, whereby the differential between yields on long-term maturities and short-term maturities narrowed. Treasury rates rallied across the yield curve, but decreased more significantly on longer-term maturities. In turn, non-Treasury sectors, including mortgages, weakened in May 2010.

The Fund's strong relative performance can be attributed primarily to its positioning in agency-issued mortgage-backed securities and smaller allocations to non-agency mortgage-backed securities and commercial

--------------------------------------------------------------------------------
8  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


mortgage-backed securities (CMBS). None of these three segments of the fixed income market are components of the Barclays Index, and thus the Fund's allocations to the solidly performing out-of-Index areas helped boost its relative results.

Within agency-issued mortgage-backed securities, we had a significant allocation through most of the annual period to higher coupon 30-year-pass through securities and steered away from lower coupon pass-throughs. It had become evident to us that borrowers with higher coupons were rather inefficient at exercising their refinancing option as credit continued to tighten within Fannie Mae and Freddie Mac, and we sought to take advantage of the substantially higher yields the higher coupon securities provided. (Pass-through mortgages consist of a pool of residential mortgage loans, where homeowners' monthly payments of principal, interest and prepayments pass from the original bank through a government agency or investment bank to investors.) Based on various technicals within the market during the annual period, we decided to focus the Fund's exposure in the mortgage-backed security to-be-announced (TBA) market. We also added to the Fund's position in seasoned agency bonds with higher coupons that provided superior convexity. (Convexity is a volatility measure for bonds used in conjunction with modified duration in order to measure how the bond's price will change as interest rates change. It is equal to the negative of the second derivative of the bond's price relative to its yield, divided by its price. For example, since a non-callable bond's duration usually increases as interest rates decrease, its convexity is positive.)



  The Fund's strong relative performance can be attributed primarily to its positioning in agency-issued mortgage-backed securities and smaller allocations to non-agency mortgage-backed securities and commercial mortgage-backed securities (CMBS).






--------------------------------------------------------------------------------
        RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

The Fund's allocations to and positioning within the non-agency mortgage-backed securities and CMBS sectors were also strong contributors to results. One of the primary drivers of strong price performance within the non-agency mortgage-backed securities and CMBS sectors was the implementation of the PPIP (Public-Private Investment Program) by the Treasury Department. In aggregate, PPIP produced nearly $40 billion of demand for non-agency mortgage-backed securities and CMBS, which in turn drove prices on these assets meaningfully higher. Another major driver of demand was the creation of re-REMICS, which allowed investment banks to restructure cash flows off poorly performing bonds to create newer, highly enhanced bonds that were rated AAA. Insurance companies in particular generated strong demand for these newly-created bonds. All told, re-REMICS took over $20 billion of non-agency mortgage-backed securities and CMBS out of the market during the annual period.

During the annual period, we repositioned the Fund's non-agency and CMBS exposure into highly seasoned, shorter-maturity securities that provided attractive relative returns. Our investment thesis was that loans originated in 2004 and 2005 were underwritten to better quality standards than those generated in 2006 and 2007 and that the level of fundamental differentiation would prove to be significantly different. Indeed, as the annual period progressed, there was a meaningful delineation between the fundamental performances of those vintages, as the distinguishing loan characteristics became apparent. Such differentiation could be seen most readily in implied loan-to-value ratios, documentation levels, and the amortizing loans instead of interest-only loans, which became much more prevalent starting in 2006.

The only detractor from the Fund's results during the annual period was the combined effect of its duration and yield curve positioning. The Fund was positioned slightly shorter than the Barclays Index throughout the annual period, which detracted modestly as interest rates declined. As the economy continued to marginally improve, we were concerned the Fed might take a more aggressive stance and begin to raise the targeted federal funds rate, but some of those concerns dissipated as the European fiscal issues moved to the forefront. Duration is a measure of the Fund's sensitivity to changes in interest rates.


--------------------------------------------------------------------------------
10  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

CHANGES TO THE FUND'S PORTFOLIO
As spreads tightened during the first nine months of the annual period, we gradually reduced the Fund's exposure to agency-issued mortgage-backed securities overall. Elsewhere, as mentioned, we repositioned the Fund's allocations to both non-agency mortgage-backed securities and CMBS into shorter-maturity, seasoned collateral where we believed the underwriting to be of greater quality than the loans produced in 2006 and 2007. The Fund's portfolio turnover rate for the 12-month period was 329%.*

* A significant portion of the turnover was the result of rolling-maturity mortgage securities, processing of prepayments and opportunistic changes we made at the margin in response to valuations or market developments.

OUR FUTURE STRATEGY
In general, we expect our strategy ahead for the Fund to remain fairly consistent with the views and positioning held at the end of the annual period. The broader U.S. economy seems to have stabilized, with three consecutive quarters of positive growth. However, much of that growth in GDP was a reflection of inventory stabilization and not improvement in final sales. Limited expansion of private payrolls and persistent slack in the labor force should continue to suppress inflation fears over the near term. In turn, we believe the Fed will likely remain on hold for the foreseeable future.

We will continue to closely monitor the housing market. Housing prices in the U.S., as measured by the S&P/Case-Schiller Index, had stabilized during the period, primarily driven by the multiple home buyer tax credit and the simultaneous invoking of foreclosure moratoriums in the most troubled areas of the nation. Meanwhile, borrowers continued to default on their mortgages at historically elevated levels, thereby building a shadow inventory of eventual foreclosures. This shadow inventory combined with the existing housing supply at the end of May totaled nearly 20 months' supply of existing homes. New and existing home sales had shown some improvement, but this largely reflected an advance in demand among participants seeking to take advantage of the home buyer tax credit, which officially ended April 30. Clearly, we will be watching to see how new and existing home sales respond to the expiration of the government tax credits. At the end of the annual period, our major concerns were the fact that housing demand did not substantially pick up

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------


based on low mortgage rates alone and the size of the shadow inventory that continues to weigh on the housing market.

Given this backdrop, we intend to stay conservatively positioned in the Fund on a relative basis. We intend to maintain the Fund's duration below that of the Barclays Index, as we believe that yields will rise as the market digests record Treasury supply and the recent flight to quality abates. We further intend to maintain our focus on the purchase of mortgage-backed securities issued by U.S. government agencies, with a focus on higher coupon agency 30-year mortgage-backed securities. We continue to like CMBS, as we expect an improving economy to bode well for that sector. As always, our strategy is to look to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive investment opportunities.


Jason Callan                           Tom Heuer                              Colin Lundgren
Portfolio Manager                      Portfolio Manager                      Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC* (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

* Effective May 1, 2010, RiverSource Investments, LLC became known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
12  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Short Duration U.S. Government Fund Class A shares (from 6/1/00 to 5/31/10) as compared to the performance of the Barclays Capital U.S. 1-3 Year Government Index and the Lipper Short U.S. Government Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 3.00%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at May 31, 2010
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $10,196   $10,671   $11,330    $14,081
------------------------------------------------------------------------------------------
     Average annual total return                     +1.96%    +2.19%    +2.53%     +3.48%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. 1-3 YEAR GOVERNMENT INDEX(1)
     Cumulative value of $10,000                    $10,221   $11,550   $12,351    $15,670
------------------------------------------------------------------------------------------
     Average annual total return                     +2.21%    +4.92%    +4.31%     +4.59%
------------------------------------------------------------------------------------------
LIPPER SHORT U.S. GOVERNMENT FUNDS INDEX(2)
     Cumulative value of $10,000                    $10,341   $11,313   $12,053    $14,874
------------------------------------------------------------------------------------------
     Average annual total return                     +3.41%    +4.20%    +3.80%     +4.05%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
14  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND LINE GRAPH)

                     RIVERSOURCE SHORT
                       DURATION U.S.
                      GOVERNMENT FUND      BARCLAYS CAPITAL
                          CLASS A            U.S.1-3 YEAR         LIPPER SHORT
                      (INCLUDES SALES       U.S. GOVERNMENT     U.S. GOVERNMENT
                         CHARGE)               INDEX(1)          FUNDS INDEX(2)
                     -----------------    ------------------    ---------------
5/00                    $ 9,700                $10,000              $10,000
8/00                     10,018                 10,251               10,244
11/00                    10,279                 10,488               10,486
2/01                     10,585                 10,827               10,815
5/01                     10,689                 11,005               10,979
8/01                     10,912                 11,245               11,148
11/01                    11,123                 11,515               11,364
2/02                     11,207                 11,607               11,452
5/02                     11,306                 11,709               11,555
8/02                     11,550                 12,005               11,788
11/02                    11,630                 12,098               11,851
2/03                     11,798                 12,272               12,012
5/03                     11,859                 12,372               12,086
8/03                     11,749                 12,316               12,005
11/03                    11,813                 12,387               12,065
2/04                     11,963                 12,556               12,195
5/04                     11,830                 12,454               12,094
8/04                     11,954                 12,596               12,215
11/04                    11,932                 12,567               12,214
2/05                     11,939                 12,566               12,236
5/05                     12,057                 12,688               12,341
8/05                     12,112                 12,757               12,404
11/05                    12,083                 12,763               12,402
2/06                     12,195                 12,851               12,495
5/06                     12,177                 12,926               12,557
8/06                     12,425                 13,144               12,754
11/06                    12,617                 13,337               12,944
2/07                     12,726                 13,477               13,077
5/07                     12,801                 13,570               13,147
8/07                     12,972                 13,867               13,338
11/07                    13,250                 14,244               13,613
2/08                     13,405                 14,669               13,926
5/08                     13,346                 14,554               13,834
8/08                     13,213                 14,706               13,908
11/08                    13,039                 15,081               13,963
2/09                     13,158                 15,207               14,177
5/09                     13,424                 15,331               14,383
8/09                     13,707                 15,400               14,547
11/09                    13,968                 15,564               14,743
2/10                     13,976                 15,600               14,781
5/10                     14,081                 15,670               14,874




(1) The Barclays Capital U.S. 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of
    2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  15

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
16  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 DEC. 1, 2009   MAY 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,010.20        $4.24(c)        .86%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.30        $4.26(c)        .86%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,008.60        $7.98(c)       1.62%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.58        $8.01(c)       1.62%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,006.40        $7.97(c)       1.62%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.58        $8.01(c)       1.62%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,012.00        $2.37(c)        .48%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.17        $2.38(c)        .48%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,008.10        $6.30(c)       1.28%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.24        $6.33(c)       1.28%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,010.50        $3.85(c)        .78%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.70        $3.86(c)        .78%

------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  17

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 DEC. 1, 2009   MAY 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,009.80        $4.53(c)        .92%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.01        $4.56(c)        .92%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended May 31, 2010: +1.02% for Class A, +0.86% for Class B, +0.64% for Class C, +1.20% for Class I, +0.81% for Class R2, +1.05% for Class R4 and +0.98% for Class W.
(c) Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.84% for Class A, 1.60% for Class B, 1.60% for Class C, 0.44% for Class I, 1.24% for Class R2, 0.74% for Class R4 and 0.89% for Class W. Any amounts waived will not be reimbursed by the Fund. This change is effective Aug. 1, 2010. Had this change been in place for the entire six month period ended May 31, 2010, the actual expenses paid would have been $4.14 for Class A, $7.88 for Class B, $7.87 for Class C, $2.17 for Class I, $6.11 for Class R2, $3.65 for Class R4 and $4.39 for Class W; the hypothetical expenses paid would have been $4.16 for Class A, $7.91 for Class B, $7.91 for Class C, $2.18 for Class I, $6.14 for Class R2, $3.67 for Class R4 and $4.41 for Class W.


--------------------------------------------------------------------------------
18  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (89.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (28.4%)
Federal Farm Credit Bank
 04-19-12                             1.350%         $3,425,000            $3,425,257
Federal Home Loan Banks
 05-10-11                             0.600           2,625,000             2,625,123
 05-16-11                             0.610           2,105,000             2,105,179
 05-20-11                             2.625           2,565,000(e)          2,615,336
 05-27-11                             0.625           1,715,000             1,715,225
 12-28-11                             1.000          14,550,000            14,599,629
 09-28-12                             0.663           4,325,000(i)          4,331,059
 10-18-13                             3.625           2,000,000             2,128,184
 11-17-17                             5.000             500,000(e)            560,100
Federal Home Loan Mortgage Corp.
 06-15-11                             6.000             500,000               528,208
 03-23-12                             2.125           3,105,000             3,176,691
 05-18-12                             0.625           2,665,000(i)          2,665,181
 07-27-12                             1.125           9,520,000             9,530,853
 08-20-12                             5.500           2,610,000(e)          2,859,837
 08-24-12                             2.250           6,705,000             6,731,961
 07-15-14                             5.000             900,000             1,009,353
 12-10-15                             4.200          14,000,000            14,012,334
 06-13-18                             4.875           5,405,000(e)          5,959,961
Federal National Mortgage Association
 06-09-10                             3.255             580,000               580,524
 08-12-10                             3.250             870,000               875,158
 06-22-12                             1.250          15,000,000(e)         15,064,694
 07-19-12                             1.000           8,865,000(i)          8,869,841
 10-29-12                             1.875          15,000,000            15,061,606
 11-19-12                             4.750             730,000               791,692
 04-09-13                             3.250           1,960,000             2,061,661
 05-07-13                             1.750          12,390,000(e)         12,478,353
 07-17-13                             4.375           5,020,000             5,446,098
 03-13-14                             2.750           7,500,000             7,739,145
 02-23-15                             1.000           1,320,000(i)          1,321,819
 02-13-17                             5.000           2,500,000(e)          2,802,393
Private Export Funding Corp.
 U.S. Government Guaranty
 10-15-14                             3.050           5,675,000             5,849,722
U.S. Treasury
 07-31-11                             1.000           3,250,000             3,268,662
 06-15-12                             1.875           6,690,000(e)          6,840,525
 02-15-13                             1.375           9,785,000             9,835,454
 04-30-15                             2.500           2,080,000(e)          2,121,924
 05-31-17                             2.750           1,000,000(g)            999,531
 02-15-20                             3.625           1,000,000(e)          1,025,703
 05-15-20                             3.500           3,344,000(e)          3,399,377
                                                                      ---------------
Total                                                                     187,013,353
-------------------------------------------------------------------------------------

ASSET-BACKED (8.7%)
Access Group, Inc.
 Series 2005-1 Class A1
 06-22-18                             0.351           1,861,810(i)          1,858,243
Banc of America Funding Corp.
 CMO Series 2009-R14A Class 1A1
 09-26-37                             1.445           4,384,400(d,i)        4,221,300
Bear Stearns Asset-Backed Securities Trust
 Series 2006-HE9 Class 1A1
 11-25-36                             0.393             816,184(i)            782,912
Carrington Mortgage Loan Trust
 Series 2006-RFC1 Class A2
 05-25-36                             0.443           3,143,430(i)          3,085,426
Chrysler Financial Lease Trust
 Series 2010-A Class A2
 06-15-11                             1.780           4,750,000(d)          4,740,547
Citigroup Mortgage Loan Trust, Inc.
 Series 2006-WFH4 Class A2
 11-25-36                             0.443           1,723,826(i)          1,680,313
Countrywide Asset-Backed Certificates
 Series 2005-SD1 Class A1C
 05-25-35                             0.733           1,931,981(d,i)        1,852,134
Countrywide Asset-Backed Certificates
 Series 2006-22 Class 2A1 (MGIC)
 05-25-47                             0.393           1,366,160(b,i)        1,324,706
Credit-Based Asset Servicing and Securitization LLC
 Series 2006-CB6 Class A22
 07-25-36                             0.433           1,697,438(i)          1,662,994


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
First Franklin Mortgage Loan Asset-Backed
 Certificates
 Series 2005-FFH3 Class 2A3
 09-25-35                             0.753%            $35,156(i)            $34,963
Jefferies & Co., Inc.
 CMO Series 2010-R1 Class 2A1
 11-26-36                             0.428           1,118,729(d,i)        1,062,793
Morgan Stanley ABS Capital I
 Series 2005-WMC5 Class M2
 06-25-35                             0.823           3,368,411(i)          3,325,971
Morgan Stanley ABS Capital I
 Series 2006-WMC1 Class A2B
 12-25-35                             0.543           1,731,047(i)          1,608,972
RAAC Series
 Series 2006-SP4 Class A1
 11-25-36                             0.443           1,025,564(i)          1,009,790
RBSSP Resecuritization Trust
 CMO Series 2009-10 Class 4A1
 07-26-36                             0.495           2,851,332(d,i)        2,731,831
RBSSP Resecuritization Trust
 CMO Series 2009-10 Class 7A1
 03-26-37                             0.445           1,967,944(d,i)        1,932,718
RBSSP Resecuritization Trust
 CMO Series 2009-11 Class 2A1
 04-26-36                             0.495           4,808,334(d,i)        4,437,644
RBSSP Resecuritization Trust
 CMO Series 2009-12 Class 2A1
 10-25-32                             4.770           2,140,302(d)          2,154,825
RBSSP Resecuritization Trust
 CMO Series 2009-13 Class 8A1
 06-26-37                             1.095           6,810,668(d,i)        6,508,803
Residential Asset Mortgage Products, Inc.
 Series 2004-RS8 Class AI4
 06-25-32                             5.060           1,998,681             1,952,227
Residential Asset Mortgage Products, Inc.
 Series 2006-RS4 Class A2
 07-25-36                             0.453             150,900               150,267
Small Business Administration
 Series 2002-P10B Class 1
 08-10-12                             5.199             208,706               219,023
Soundview Home Equity Loan Trust
 Series 2005-B Class M1
 05-25-35                             6.135             278,104(i)            277,656
Specialty Underwriting & Residential Finance
 Series 2005-BC3 Class M1
 06-25-36                             0.793           4,500,000(i)          4,138,380
Structured Asset Investment Loan Trust
 Series 2005-9 Class A5
 11-25-35                             0.573           1,907,394(i)          1,844,489
Structured Asset Securities Corp.
 CMO Series 2006-NC1 Class A6
 05-25-36                             0.393           1,047,842(i)          1,004,394
Structured Asset Securities Corp.
 Series 2007-WF2 Class A2
 08-25-37                             1.043           1,298,559(i)          1,279,666
                                                                      ---------------
Total                                                                      56,882,987
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.6%)(f)
Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6 Class A4
 11-11-41                             4.521           1,575,000             1,607,987
Federal Home Loan Mortgage Corp.
 Multifamily Structured Pass-Through Certificates
 Series K001 Class A2
 04-25-16                             5.651           4,570,479             5,075,842
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2004-CBX Class A3
 01-12-37                             4.184           3,999,981             3,998,961
                                                                      ---------------
Total                                                                      10,682,790
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (50.3%)(f,l)
Banc of America Funding Corp.
 CMO Series 2010-R4 Class 4A1
 06-26-37                             0.555           1,105,793(d,i)        1,056,032
BCAP LLC Trust
 CMO Series 2010-RR6 Class 6A1
 07-26-37                             4.000           6,572,000(d)          6,569,946
Citigroup Mortgage Loan Trust, Inc.
 CMO Series 2006-AR9 Class 1A1
 11-25-36                             0.413             204,199(i)            192,876
Citigroup Mortgage Loan Trust, Inc.
 CMO Series 2009-7 Class 4A2
 09-25-35                             2.848           5,600,980(d,i)        1,568,274


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 CMO Series 2006-OA11 Class A3B1
 09-25-46                             0.523%         $1,244,821(i)         $1,158,510
Countrywide Alternative Loan Trust
 CMO Series 2007-OH3 Class A3
 09-25-47                             0.843           3,409,582(i)            416,593
Countrywide Home Loan Mortgage Pass-Through Trust
 CMO Series 2005-R2 Class 2A1
 06-25-35                             7.000           3,315,868(d)          3,066,241
Credit Suisse First Boston Mortgage Securities Corp.
 CMO Series 2003-1 Class 1A1
 02-25-33                             7.000             934,399               968,402
Credit Suisse Mortgage Capital Certificates
 CMO Series 2009-12R Class 14A1
 11-27-35                             5.500           7,039,984(d)          7,142,996
Credit Suisse Mortgage Capital Certificates
 CMO Series 2009-12R Class 30A1
 12-27-36                             5.300             805,425(d)            776,295
Federal Home Loan Mortgage Corp.
 06-01-25                             4.500           3,000,000(g)          3,137,814
Federal Home Loan Mortgage Corp. #1G2547
 12-01-36                             6.119             848,318(i)            911,223
Federal Home Loan Mortgage Corp. #1G2598
 01-01-37                             5.984           1,187,091(i)          1,261,893
Federal Home Loan Mortgage Corp. #1J0614
 09-01-37                             5.666           2,039,783(i)          2,158,397
Federal Home Loan Mortgage Corp. #1Q0140
 08-01-36                             6.105             396,118(i)            419,369
Federal Home Loan Mortgage Corp. #A18107
 01-01-34                             5.500           2,144,624             2,296,925
Federal Home Loan Mortgage Corp. #B10459
 10-01-18                             5.500             695,874               753,508
Federal Home Loan Mortgage Corp. #C00351
 07-01-24                             8.000             181,152               207,199
Federal Home Loan Mortgage Corp. #C00385
 01-01-25                             9.000             310,004               350,900
Federal Home Loan Mortgage Corp. #C80329
 08-01-25                             8.000              56,425                64,561
Federal Home Loan Mortgage Corp. #E00398
 10-01-10                             7.000              25,601                25,923
Federal Home Loan Mortgage Corp. #E81240
 06-01-15                             7.500           1,832,457             1,975,223
Federal Home Loan Mortgage Corp. #E90650
 07-01-12                             5.500              38,679                39,874
Federal Home Loan Mortgage Corp. #E92454
 11-01-17                             5.000           1,704,394             1,830,377
Federal Home Loan Mortgage Corp. #E96624
 05-01-18                             5.000             849,151               911,917
Federal Home Loan Mortgage Corp. #G00363
 06-01-25                             8.000             227,441               260,235
Federal Home Loan Mortgage Corp. #G00501
 05-01-26                             9.000             411,179               477,167
Federal Home Loan Mortgage Corp. #G04710
 09-01-38                             6.000           1,351,944             1,459,495
Federal Home Loan Mortgage Corp. #G10669
 03-01-12                             7.500             388,715               410,037
Federal Home Loan Mortgage Corp. #G11243
 04-01-17                             6.500           7,734,203             8,386,781
Federal Home Loan Mortgage Corp. #G12100
 11-01-13                             5.000           1,424,515             1,479,934
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 11 Class B
 01-01-20                             9.415               5,693(j)              1,421
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2471 Class SI
 03-15-32                            29.180             929,449(j)            128,661
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3430 Class IA
 07-15-12                           120.228           3,919,974(j)             22,539
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3447 Class AI
 03-15-12                            27.238           2,106,185(j)             28,270
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3455 Class AI
 12-15-13                            16.810          15,351,751(j)            376,416
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3517 Class JI
 12-15-12                            42.430           1,608,947(j)             20,388
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3578
 04-15-12                            47.734          22,478,310(j)            386,957
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3600 Class DI
 01-15-13                             6.466          25,123,265(j)            687,644


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3630 Class AI
 03-15-17                             0.000%        $10,649,844(j)           $532,492
Federal Home Loan Mortgage Corp.
 CMO Series 2617 Class HD
 06-15-16                             7.000           2,527,488             2,637,469
Federal Home Loan Mortgage Corp.
 Multifamily Structured Pass-Through Certificates
 Series K003 Class A1
 07-25-13                             2.225           4,626,781             4,683,161
Federal National Mortgage Association
 06-01-25                             5.000          19,000,000(g)         20,175,626
 06-01-25                             5.500           7,500,000(g)          8,053,125
 06-01-40                             4.500           7,000,000(g)          7,142,184
 06-01-40                             6.000          10,000,000(g)         10,770,310
 06-01-40                             6.500          15,500,000(g)         16,861,087
Federal National Mortgage Association #125032
 11-01-21                             8.000              83,109(o)             95,070
Federal National Mortgage Association #190129
 11-01-23                             6.000             641,048               693,276
Federal National Mortgage Association #190988
 06-01-24                             9.000             143,035               156,652
Federal National Mortgage Association #254384
 06-01-17                             7.000             192,634               210,926
Federal National Mortgage Association #254454
 08-01-17                             7.000             370,675               405,873
Federal National Mortgage Association #254723
 05-01-23                             5.500           5,435,159             5,868,166
Federal National Mortgage Association #255501
 09-01-14                             6.000             320,153               336,842
Federal National Mortgage Association #256901
 09-01-37                             6.500             960,064             1,038,482
Federal National Mortgage Association #303885
 05-01-26                             7.500             281,353               316,341
Federal National Mortgage Association #313007
 07-01-11                             7.500              24,175                24,565
Federal National Mortgage Association #336512
 02-01-26                             6.000              38,740                42,098
Federal National Mortgage Association #357485
 02-01-34                             5.500           8,340,849(o)          8,942,912
Federal National Mortgage Association #407327
 01-01-14                             5.500             158,943               170,940
Federal National Mortgage Association #456374
 12-01-13                             5.500             301,208               323,943
Federal National Mortgage Association #508402
 08-01-14                             6.500             157,845               170,422
Federal National Mortgage Association #545818
 07-01-17                             6.000           7,804,232             8,489,080
Federal National Mortgage Association #545864
 08-01-17                             5.500           6,625,243             7,197,984
Federal National Mortgage Association #545910
 08-01-17                             6.000           1,201,438             1,306,665
Federal National Mortgage Association #555063
 11-01-17                             5.500           5,038,545             5,469,658
Federal National Mortgage Association #555367
 03-01-33                             6.000           6,221,790             6,827,928
Federal National Mortgage Association #579485
 04-01-31                             6.500           1,471,591             1,646,317
Federal National Mortgage Association #593829
 12-01-28                             7.000           1,130,499             1,263,604
Federal National Mortgage Association #601416
 11-01-31                             6.500             523,063               585,170
Federal National Mortgage Association #630993
 09-01-31                             7.500           1,572,636             1,771,486
Federal National Mortgage Association #648040
 06-01-32                             6.500           1,621,246             1,798,254
Federal National Mortgage Association #648349
 06-01-17                             6.000           4,429,300             4,816,474
Federal National Mortgage Association #651284
 07-01-17                             6.000             825,427               892,579
Federal National Mortgage Association #662866
 11-01-17                             6.000             897,806               975,741
Federal National Mortgage Association #665752
 09-01-32                             6.500             729,447               809,088
Federal National Mortgage Association #678940
 02-01-18                             5.500           1,420,376             1,544,927
Federal National Mortgage Association #686227
 02-01-18                             5.500           1,823,103             1,982,670
Federal National Mortgage Association #696837
 04-01-18                             5.500           2,087,425             2,271,743
Federal National Mortgage Association #704610
 06-01-33                             5.500           8,058,047(o)          8,639,697
Federal National Mortgage Association #722325
 07-01-33                             4.946           3,998,685(i)          4,203,441


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association #725431
 08-01-15                             5.500%         $3,539,283            $3,806,425
Federal National Mortgage Association #739243
 09-01-33                             6.000           2,292,010             2,553,778
Federal National Mortgage Association #739331
 09-01-33                             6.000           1,062,864             1,165,082
Federal National Mortgage Association #745392
 12-01-20                             4.500             711,657               754,616
Federal National Mortgage Association #791447
 10-01-34                             6.000           3,589,871             3,917,166
Federal National Mortgage Association #797046
 07-01-34                             5.500           2,380,450             2,568,030
Federal National Mortgage Association #799843
 11-01-34                             2.622             797,810(i)            823,059
Federal National Mortgage Association #829597
 08-01-35                             4.730             979,788(i)          1,014,806
Federal National Mortgage Association #832641
 09-01-35                             6.000           3,732,078             4,042,016
Federal National Mortgage Association #881886
 04-01-36                             5.352             572,681(i)            607,312
Federal National Mortgage Association #883267
 07-01-36                             6.500           2,990,451             3,270,432
Federal National Mortgage Association #886764
 08-01-36                             5.985             435,279(i)            463,612
Federal National Mortgage Association #887403
 07-01-36                             7.000           1,917,827             2,125,318
Federal National Mortgage Association #888989
 06-01-37                             5.738           2,632,067(i)          2,789,767
Federal National Mortgage Association #895834
 04-01-36                             5.965             723,299(i)            764,677
Federal National Mortgage Association #946609
 09-01-37                             5.711             647,207(i)            687,787
Federal National Mortgage Association
 CMO I.O. Series 163 Class 2
 07-25-22                            20.000             357,862(j)             59,483
Federal National Mortgage Association
 CMO I.O. Series 2002-18 Class SE
 02-25-32                            32.600           1,859,034(j)            242,462
Federal National Mortgage Association
 CMO I.O. Series 2003-26 Class MI
 03-25-23                            15.700             967,151(j)            105,754
Federal National Mortgage Association
 CMO I.O. Series 2003-63 Class IP
 07-25-33                             0.000           2,577,577(j)            535,774
Federal National Mortgage Association
 CMO I.O. Series 2003-71 Class IM
 12-25-31                             5.340           1,451,931(j)            176,261
Federal National Mortgage Association
 CMO I.O. Series 2008-40 Class AI
 08-25-12                            11.956           7,579,498(j)            128,625
Federal National Mortgage Association
 CMO I.O. Series 36 Class 2
 08-01-18                            12.100               3,099(j)                631
 08-01-18                            16.956                  87(j)                 18
Federal National Mortgage Association
 CMO I.O. Series 379 Class 2
 05-01-37                             0.000              51,235(j)              8,782
Federal National Mortgage Association
 CMO I.O. Series 396 Class 2
 06-01-39                             6.625              12,028(j)              2,924
Federal National Mortgage Association
 CMO I.O. Series 70 Class 2
 01-15-20                            20.000             139,845(j)             32,520
Federal National Mortgage Association
 CMO P.O. Series G-15 Class A
 06-25-21                             2.490              18,384(k)             16,963
Federal National Mortgage Association
 CMO Series 2003-W11 Class A1
 06-25-33                             3.354              87,510(i)             88,412
Federal National Mortgage Association
 CMO Series 2004-60 Class PA
 04-25-34                             5.500           2,345,025             2,517,307
First Horizon Asset Securities, Inc.
 CMO Series 2003-5 Class 1A2
 06-25-30                             5.250           1,557,160             1,559,145
Government National Mortgage Association #615740
 08-15-13                             6.000             352,052               380,847
Government National Mortgage Association #648339
 10-15-35                             5.500           1,087,376             1,173,527
Government National Mortgage Association #716007
 08-15-39                             6.000           3,302,592             3,578,572
Government National Mortgage Association #781507
 09-15-14                             6.000           1,595,707             1,688,361


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Government National Mortgage Association
 CMO Series 2009-105 Class A
 12-16-50                             3.456%         $7,101,884            $7,267,997
Government National Mortgage Association
 CMO Series 2009-114 Class A
 12-16-38                             3.103           7,395,358             7,517,233
Government National Mortgage Association
 CMO Series 2009-63 Class A
 01-16-38                             3.400           4,741,970             4,855,823
Government National Mortgage Association
 CMO Series 2009-71 Class A
 04-16-38                             3.304           7,048,386             7,203,098
Government National Mortgage Association
 CMO Series 2009-90 Class AC
 01-16-33                             3.137           5,400,000             5,488,548
Government National Mortgage Association
 CMO Series 2010-13 Class A
 08-16-22                             2.461           4,778,844             4,821,747
Government National Mortgage Association
 CMO Series 2010-18 Class A
 12-16-50                             3.100           4,830,201             4,866,097
Government National Mortgage Association
 CMO Series 2010-22 Class AC
 12-16-30                             2.229           3,824,071             3,834,057
Government National Mortgage Association
 CMO Series 2010-49 Class A
 03-16-51                             2.870           1,498,052             1,498,516
Government National Mortgage Association
 CMO Series 2010-65 Class A
 11-16-28                             2.017           3,700,000             3,682,356
Government National Mortgage Association
 12-16-28                             2.100           4,500,000(g)          4,500,000
GSR Mortgage Loan Trust
 CMO Series 2005-5F Class 2A3
 06-25-35                             5.500           3,022,682             3,065,928
Harborview Mortgage Loan Trust
 CMO Series 2004-4 Class 3A
 06-19-34                             1.464             233,933(i)            150,917
JP Morgan Mortgage Trust
 CMO Series 2004-S2 Class 1A4
 11-25-19                             4.750           2,203,605             2,196,977
Lehman XS Trust
 Series 2006-16N Class A1B
 11-25-46                             0.463             244,081(i)            241,440
LVII Resecuritization Trust
 CMO Series 2009-3 Class A1
 11-27-37                             5.780           1,162,864(d,i)        1,194,843
Residential Asset Securitization Trust
 CMO Series 2004-A7 Class A1
 10-25-34                             5.500           3,460,216             3,460,074
Thornburg Mortgage Securities Trust
 CMO I.O. Series 2006-5 Class AX
 10-25-46                            24.576          23,561,671(j)          1,081,106
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2003-O Class 1A11
 01-25-34                             4.670           1,914,251(i)          1,930,127
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2004-Q Class 1A2
 09-25-34                             4.870           3,719,489(i)          3,710,574
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2005-14 Class 2A1
 12-25-35                             5.500           2,722,168             2,551,195
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2005-AR16 Class 4A6
 10-25-35                             4.034           3,516,393(i)          3,462,750
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2006-12 Class A1
 10-25-36                             6.000           3,323,319             3,274,681
                                                                      ---------------
Total                                                                     331,038,016
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $575,322,025)                                                     $585,617,146
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (10.0%)(m)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. AGENCIES
Bank of America Corp.
 FDIC Government Guaranty
 04-30-12                             2.100%         $4,175,000            $4,262,462
 06-15-12                             3.125           3,810,000             3,966,492
Citigroup Funding, Inc.
 FDIC Government Guaranty
 07-12-12                             2.125          15,000,000            15,319,203


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

FDIC-INSURED DEBT (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. AGENCIES (CONT.)
 11-15-12                             1.875%         $3,055,000            $3,095,021
General Electric Capital Corp.
 FDIC Government Guaranty
 12-09-11                             3.000          11,525,000            11,888,879
 12-28-12                             2.625           7,580,000             7,823,048
JPMorgan Chase & Co.
 FDIC Government Guaranty
 02-23-11                             1.650           2,940,000             2,966,688
Morgan Stanley
 FDIC Government Guaranty
 02-10-12                             0.654           8,300,000             8,350,389
The Goldman Sachs Group, Inc.
 FDIC Government Guaranty
 07-15-11                             1.625           7,750,000             7,829,724
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $64,491,427)                                                       $65,501,906
-------------------------------------------------------------------------------------





GOVERNMENT GUARANTEED (0.2%)(n)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)
Barclays Bank PLC
 Government Liquid Guaranteed
 03-05-12                            2.700%            $780,000(c,d)         $799,214
-------------------------------------------------------------------------------------

BANKING (0.1%)
The Royal Bank of Scotland PLC
 Government Liquid Guaranteed
 04-23-12                            2.650              400,000(c)            409,490
-------------------------------------------------------------------------------------
TOTAL GOVERNMENT GUARANTEED
(Cost: $1,187,124)                                                         $1,208,704
-------------------------------------------------------------------------------------



U.S. GOVERNMENT AGENCIES (9.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Discount Notes
 06-01-10                            0.060%          $6,000,000            $5,999,960
 06-11-10                            0.160           25,000,000            24,998,444
Federal Home Loan Mortgage Corp. Discount Notes
 06-07-10                            0.160           20,000,000            19,999,111
Federal National Mortgage Association Discount Notes
 06-24-10                            0.170           10,000,000(e)          9,998,725
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $60,996,498)                                                       $60,996,240
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.218%                                   13,949,734(p)        $13,949,734
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $13,949,734)                                                       $13,949,734
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (2.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(H)
BNP Paribas Securities
 dated 05-28-10, matures 06-01-10,
 repurchase price
 $5,103,719                          0.210%          $5,103,600            $5,103,600
Goldman Sachs
 dated 05-28-10, matures 06-01-10,
 repurchase price
 $5,000,150                          0.270            5,000,000             5,000,000
Mizuho Securities USA
 dated 05-28-10, matures 06-01-10,
 repurchase price
 $7,000,179                          0.230            7,000,000             7,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $17,103,600)                                                       $17,103,600
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $733,050,408)(q)                                                  $744,377,330
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MAY 31, 2010



                            NUMBER OF                                   UNREALIZED
                            CONTRACTS       NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION      LONG (SHORT)    MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Treasury Note, 2-
  year                         679        $148,117,484    Oct. 2010          $82,113
U.S. Treasury Note, 5-
  year                        (221)        (25,953,687)   July 2010         (120,185)
U.S. Treasury Note, 5-
  year                        (368)        (42,935,250)   Oct. 2010          (35,802)
U.S. Treasury Note, 10-
  year                         (55)         (6,636,953)   June 2010         (110,082)
U.S. Treasury Note, 10-
  year                        (169)        (20,258,875)  Sept. 2010          (85,347)
------------------------------------------------------------------------------------
Total                                                                      $(269,303)
------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     CMO   -- Collateralized Mortgage Obligation
     I.O.  -- Interest Only
     P.O.  -- Principal Only



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

     MGIC  -- Mortgage Guaranty Insurance Corporation


(c) Foreign security values are stated in U.S. dollars. At May 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.18% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the value of these securities amounted to $51,816,436 or 7.88% of net assets.

(e) At May 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At May 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $71,321,105. See Note 2 to the financial statements.


--------------------------------------------------------------------------------
26  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(h) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BNP PARIBAS SECURITIES (0.210%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $3,711,455
Freddie Mac Gold Pool                             1,494,217
-----------------------------------------------------------
Total market value of collateral securities      $5,205,672
-----------------------------------------------------------


GOLDMAN SACHS (0.270%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Allied Irish Banks PLC/New York NY               $2,300,000
Natixis/New York NY                               2,732,215
Standard Chartered Banking                          217,785
-----------------------------------------------------------
Total market value of collateral securities      $5,250,000
-----------------------------------------------------------


MIZUHO SECURITIES USA (0.230%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Grantor Trust                             $4,975
Fannie Mae Pool                                     502,654
Fannie Mae REMICS                                 3,812,064
Fannie Mae Whole Loan                                14,163
FHLMC Structured Pass Through Securities              9,427
Freddie Mac Non Gold Pool                           132,341
Freddie Mac REMICS                                1,893,105
Government National Mortgage Association            771,271
-----------------------------------------------------------
Total market value of collateral securities      $7,140,000
-----------------------------------------------------------


(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2010.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2010.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(k) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only security is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at May 31, 2010.

(l) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2010:

                            PRINCIPAL    SETTLEMENT     PROCEEDS
     SECURITY                AMOUNT         DATE       RECEIVABLE        VALUE
     ----------------------------------------------------------------------------
     Federal National Mortgage Association
      06-01-40 5.50%       $11,350,000    06-14-10     $11,928,141    $12,107,261


(m) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(n)  This debt is guaranteed by the HM Treasury, United Kingdom.

(o) At May 31, 2010, investments in securities included securities valued at $731,599 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(p) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at May 31, 2010.

(q) At May 31, 2010, the cost of securities for federal income tax purposes was $738,115,619 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $11,301,039
     Unrealized depreciation                          (5,039,328)
     -----------------------------------------------------------
     Net unrealized appreciation                      $6,261,711
     -----------------------------------------------------------





--------------------------------------------------------------------------------
28  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2010:

                                                FAIR VALUE AT MAY 31, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)               IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  U.S. Government
    Obligations &
    Agencies                    $27,491,176      $159,522,177             $--    $187,013,353
  Asset-Backed Securities                --        51,598,894       5,284,093      56,882,987
  Commercial Mortgage-
    Backed Securities                    --        10,682,790              --      10,682,790
  Residential Mortgage-
    Backed Securities                    --       315,616,429      15,421,587     331,038,016
---------------------------------------------------------------------------------------------
Total Bonds                      27,491,176       537,420,290      20,705,680     585,617,146
---------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government
    Agencies                             --        60,996,240              --      60,996,240
---------------------------------------------------------------------------------------------
Total Short-Term
  Securities                             --        60,996,240              --      60,996,240
---------------------------------------------------------------------------------------------
Other
  FDIC-Insured Debt
    Securities                           --        65,501,906              --      65,501,906
  Government Guaranteed                  --         1,208,704              --       1,208,704
  Affiliated Money Market
    Fund(b)                      13,949,734                --              --      13,949,734
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --        17,103,600              --      17,103,600
---------------------------------------------------------------------------------------------
Total Other                      13,949,734        83,814,210              --      97,763,944
---------------------------------------------------------------------------------------------
Investments in Securities        41,440,910       682,230,740      20,705,680     744,377,330
Other Financial
  Instruments(c)                   (269,303)               --              --        (269,303)
---------------------------------------------------------------------------------------------
Total                           $41,171,607      $682,230,740     $20,705,680    $744,108,027
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2010.


--------------------------------------------------------------------------------
30  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                        RESIDENTIAL
                                      ASSET-BACKED    MORTGAGE-BACKED
                                       SECURITIES        SECURITIES         TOTAL
------------------------------------------------------------------------------------
Balance as of May 31, 2009             $3,336,800        $2,972,070       $6,308,870
  Accrued discounts/premiums               92,632           (33,864)          58,768
  Realized gain (loss)                    235,010          (671,606)        (436,596)
  Change in unrealized
    appreciation (depreciation)*           22,512         1,925,738        1,948,250
  Net purchases (sales)                 1,597,139        12,387,760       13,984,899
  Transfers in and/or out of Level
    3                                          --        (1,158,511)      (1,158,511)
------------------------------------------------------------------------------------
Balance as of May 31, 2010             $5,284,093       $15,421,587      $20,705,680
------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2010 was $763,381, which is comprised of Asset-Back Securities of $22,415 and Residential Mortgage-Backed Securities of $740,966.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  31

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $701,997,074)             $ 713,323,996
  Affiliated money market fund (identified cost $13,949,734)          13,949,734
  Investments of cash collateral received for securities on loan
    (identified cost $17,103,600)                                     17,103,600
--------------------------------------------------------------------------------
Total investments in securities (identified cost $733,050,408)       744,377,330
Capital shares receivable                                                840,554
Dividends and accrued interest receivable                              3,083,074
Receivable for investment securities sold                             12,393,455
--------------------------------------------------------------------------------
Total assets                                                         760,694,314
--------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments, at value (proceeds receivable
  $11,928,141)                                                        12,107,261
Disbursements in excess of cash                                           53,165
Dividends payable to shareholders                                        259,374
Capital shares payable                                                   995,647
Payable for investment securities purchased                           71,401,514
Payable upon return of securities loaned                              17,103,600
Variation margin payable on futures contracts                             39,413
Accrued investment management services fees                                8,644
Accrued distribution fees                                                118,844
Accrued transfer agency fees                                               3,129
Accrued administrative services fees                                       1,239
Accrued plan administration services fees                                  1,533
Other accrued expenses                                                   623,334
--------------------------------------------------------------------------------
Total liabilities                                                    102,716,697
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 657,977,617
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   1,385,727
Additional paid-in capital                                           746,435,560
Excess of distributions over net investment income                      (200,707)
Accumulated net realized gain (loss)                                (100,521,462)
Unrealized appreciation (depreciation) on investments                 10,878,499
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 657,977,617
--------------------------------------------------------------------------------
*Value of securities on loan                                       $  56,803,338
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
32  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $488,090,547          102,802,359                       $4.75(1)
Class B          $ 66,777,148           14,065,529                       $4.75
Class C          $ 27,832,188            5,862,287                       $4.75
Class I          $ 67,563,272           14,218,020                       $4.75
Class R2         $  2,999,953              631,892                       $4.75
Class R4         $  4,709,513              991,519                       $4.75
Class W          $      4,996                1,053                       $4.74
------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $4.90. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  33

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED MAY 31, 2010


INVESTMENT INCOME
Income:
Interest                                                            21,831,297
Income distributions from affiliated money market fund                  20,899
Income from securities lending -- net                                  131,932
------------------------------------------------------------------------------
Total income                                                        21,984,128
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  3,287,540
Distribution fees
  Class A                                                            1,289,353
  Class B                                                              810,418
  Class C                                                              242,435
  Class R2                                                              11,521
  Class W                                                                   12
Transfer agency fees
  Class A                                                            1,007,346
  Class B                                                              167,917
  Class C                                                               49,741
  Class R2                                                               1,152
  Class R4                                                               2,098
  Class W                                                                   10
Administrative services fees                                           470,119
Plan administration services fees
  Class R2                                                               5,760
  Class R4                                                              10,493
Compensation of board members                                           21,109
Custodian fees                                                          26,505
Printing and postage                                                   124,853
Registration fees                                                       72,270
Professional fees                                                       35,147
Other                                                                   43,989
------------------------------------------------------------------------------
Total expenses                                                       7,679,788
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                      (1,201,170)
------------------------------------------------------------------------------
Total net expenses                                                   6,478,618
------------------------------------------------------------------------------
Investment income (loss) -- net                                     15,505,510
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              3,427,974
  Futures contracts                                                    722,882
  Options contracts written                                             50,491
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              4,201,347
Net change in unrealized appreciation (depreciation) on
  investments                                                       12,661,886
------------------------------------------------------------------------------
Net gain (loss) on investments                                      16,863,233
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $32,368,743
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED MAY 31,                                                          2010           2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  15,505,510  $  22,192,236
Net realized gain (loss) on investments                                4,201,347    (24,011,105)
Net change in unrealized appreciation (depreciation) on
  investments                                                         12,661,886      4,441,905
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       32,368,743      2,623,036
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                          (12,668,025)   (16,331,022)
    Class B                                                           (1,425,001)    (2,826,872)
    Class C                                                             (407,301)      (237,025)
    Class I                                                           (1,538,428)    (2,172,593)
    Class R2                                                             (47,161)           N/A
    Class R4                                                            (104,118)      (134,786)
    Class W                                                                 (116)          (139)
-----------------------------------------------------------------------------------------------
Total distributions                                                  (16,190,150)   (21,702,437)

-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

YEAR ENDED MAY 31,                                                          2010           2009
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $  88,786,015  $ 226,294,351
  Class B shares                                                       7,530,462     33,777,836
  Class C shares                                                       7,364,078      7,040,083
  Class I shares                                                      31,799,700     13,901,496
  Class R2 shares                                                        952,078            N/A
  Class R4 shares                                                      2,462,644      2,274,007
Fund merger (Note 12)
  Class A shares                                                      33,719,721            N/A
  Class B shares                                                       4,922,961            N/A
  Class C shares                                                      16,708,376            N/A
  Class R2 shares                                                      3,419,969            N/A
Reinvestment of distributions at net asset value
  Class A shares                                                      11,449,031     14,899,763
  Class B shares                                                       1,328,133      2,659,409
  Class C shares                                                         301,069        215,459
  Class I shares                                                       1,516,948      2,176,497
  Class R2 shares                                                          8,199            N/A
  Class R4 shares                                                        103,225        134,521
Conversions from Class B to Class A
  Class A shares                                                      26,046,599     20,630,333
  Class B shares                                                     (26,046,599)   (20,630,333)
Payments for redemptions
  Class A shares                                                    (213,595,187)  (258,638,948)
  Class B shares                                                     (36,237,124)   (57,874,364)
  Class C shares                                                      (9,903,018)    (3,812,662)
  Class I shares                                                      (8,886,058)   (64,443,360)
  Class R2 shares                                                     (1,415,514)           N/A
  Class R4 shares                                                     (2,288,821)    (2,725,737)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions    (59,953,113)   (84,121,649)
-----------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 11)                            112,925             --
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (43,661,595)  (103,201,050)
Net assets at beginning of year                                      701,639,212    804,840,262
-----------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 657,977,617  $ 701,639,212
-----------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $    (200,707) $     430,828
-----------------------------------------------------------------------------------------------



Certain line items from prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                   YEAR ENDED MAY 31,
CLASS A                                            -------------------------------------------------
PER SHARE DATA                                      2010       2009       2008       2007       2006
Net asset value, beginning of period               $4.63      $4.74      $4.73      $4.68      $4.79
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .11        .14        .19        .19        .15
Net gains (losses) (both realized and
 unrealized)                                         .12       (.11)       .01        .05       (.10)
----------------------------------------------------------------------------------------------------
Total from investment operations                     .23        .03        .20        .24        .05
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.11)      (.14)      (.19)      (.19)      (.16)
----------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                  .00(a)      --         --         --         --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.75      $4.63      $4.74      $4.73      $4.68
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       5.11%(b)    .59%      4.27%      5.12%      1.00%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                              1.04%      1.02%      1.04%      1.03%      1.06%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            .86%       .89%       .89%(e)    .89%       .89%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                       2.35%      3.00%      3.93%      3.99%      3.27%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $488       $529       $539       $514       $641
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                          329%       271%       209%       168%       194%
----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.





--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                   YEAR ENDED MAY 31,
CLASS B                                            -------------------------------------------------
PER SHARE DATA                                      2010       2009       2008       2007       2006
Net asset value, beginning of period               $4.63      $4.74      $4.73      $4.68      $4.79
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .08        .10        .15        .15        .12
Net gains (losses) (both realized and
 unrealized)                                         .12       (.11)       .01        .05       (.11)
----------------------------------------------------------------------------------------------------
Total from investment operations                     .20       (.01)       .16        .20        .01
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.08)      (.10)      (.15)      (.15)      (.12)
----------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                  .00(a)      --         --         --         --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.75      $4.63      $4.74      $4.73      $4.68
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.31%(b)   (.18%)     3.48%      4.34%       .26%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                              1.80%      1.78%      1.80%      1.79%      1.82%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                           1.62%      1.65%      1.65%(e)   1.64%      1.64%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.64%      2.26%      3.18%      3.23%      2.50%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $67       $113       $159       $216       $338
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                          329%       271%       209%       168%       194%
----------------------------------------------------------------------------------------------------



                                                                   YEAR ENDED MAY 31,
CLASS C                                            -------------------------------------------------
PER SHARE DATA                                      2010       2009       2008       2007       2006
Net asset value, beginning of period               $4.63      $4.74      $4.73      $4.68      $4.79
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .07        .10        .15        .15        .12
Net gains (losses) (both realized and
 unrealized)                                         .13       (.11)       .02        .05       (.11)
----------------------------------------------------------------------------------------------------
Total from investment operations                     .20       (.01)       .17        .20        .01
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.08)      (.10)      (.16)      (.15)      (.12)
----------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                  .00(a)      --         --         --         --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.75      $4.63      $4.74      $4.73      $4.68
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.31%(b)   (.17%)     3.49%      4.34%       .26%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Gross expenses prior to expense
 waiver/reimbursement                              1.80%      1.78%      1.80%      1.80%      1.83%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                           1.62%      1.65%      1.65%(e)   1.64%      1.64%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.51%      2.21%      3.18%      3.24%      2.51%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $28        $13        $10        $10        $15
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                          329%       271%       209%       168%       194%
----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
38  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   YEAR ENDED MAY 31,
CLASS I                                            -------------------------------------------------
PER SHARE DATA                                      2010       2009       2008       2007       2006
Net asset value, beginning of period               $4.64      $4.74      $4.74      $4.69      $4.79
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .13        .16        .20        .20        .17
Net gains (losses) (both realized and
 unrealized)                                         .11       (.11)       .01        .05       (.10)
----------------------------------------------------------------------------------------------------
Total from investment operations                     .24        .05        .21        .25        .07
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.13)      (.15)      (.21)      (.20)      (.17)
----------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                  .00(a)      --         --         --         --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.75      $4.64      $4.74      $4.74      $4.69
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       5.28%(b)   1.18%      4.45%      5.50%      1.56%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               .60%       .60%       .60%       .59%       .62%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            .48%       .51%       .51%(e)    .54%       .58%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                       2.67%      3.49%      4.23%      4.37%      3.66%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $68        $42        $93        $55        $62
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                          329%       271%       209%       168%       194%
----------------------------------------------------------------------------------------------------



CLASS R2                                             PERIOD ENDED
PER SHARE DATA                                     MAY 31, 2010(g)
Net asset value, beginning of period                    $4.66
------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .07
Net gains (losses) (both realized and
 unrealized)                                              .09
------------------------------------------------------------------
Total from investment operations                          .16
------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.07)
------------------------------------------------------------------
Proceeds from regulatory settlement                       .00(a)
------------------------------------------------------------------
Net asset value, end of period                          $4.75
------------------------------------------------------------------
TOTAL RETURN                                            3.47%(b)
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                   1.40%(h)
------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                1.28%(h)
------------------------------------------------------------------
Net investment income (loss)                            1.76%(h)
------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $3
------------------------------------------------------------------
Portfolio turnover rate(f)                               329%
------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                   YEAR ENDED MAY 31,
CLASS R4                                           -------------------------------------------------
PER SHARE DATA                                      2010       2009       2008       2007       2006
Net asset value, beginning of period               $4.64      $4.74      $4.73      $4.68      $4.79
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .11        .15        .19        .19        .16
Net gains (losses) (both realized and
 unrealized)                                         .12       (.11)       .02        .05       (.11)
----------------------------------------------------------------------------------------------------
Total from investment operations                     .23        .04        .21        .24        .05
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.12)      (.14)      (.20)      (.19)      (.16)
----------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                  .00(a)      --         --         --         --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.75      $4.64      $4.74      $4.73      $4.68
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.96%(b)    .93%      4.41%      5.31%      1.19%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               .90%       .90%       .90%       .86%       .88%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            .78%       .76%       .76%(e)    .72%       .72%
----------------------------------------------------------------------------------------------------
Net investment income (loss)                       2.43%      3.15%      4.06%      4.09%      3.27%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $5         $4         $5         $4        $19
----------------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                          329%       271%       209%       168%       194%
----------------------------------------------------------------------------------------------------



                                                              YEAR ENDED MAY 31,
CLASS W                                            ----------------------------------------
PER SHARE DATA                                      2010       2009       2008      2007(i)
Net asset value, beginning of period               $4.63      $4.74      $4.73       $4.75
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .11        .14        .18         .08
Net gains (losses) (both realized and
 unrealized)                                         .11       (.12)       .02        (.02)
-------------------------------------------------------------------------------------------
Total from investment operations                     .22        .02        .20         .06
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.11)      (.13)      (.19)       (.08)
-------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                  .00(a)      --         --          --
-------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.74      $4.63      $4.74       $4.73
-------------------------------------------------------------------------------------------
TOTAL RETURN                                       4.81%(b)    .52%      4.21%       1.42%
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                              1.04%      1.04%      1.06%       1.00%(h)
-------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            .92%       .96%       .95%        .95%(h)
-------------------------------------------------------------------------------------------
Net investment income (loss)                       2.29%      2.95%      3.87%       4.02%(h)
-------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $--        $--        $--         $--
-------------------------------------------------------------------------------------------
Portfolio turnover rate(f)                          329%       271%       209%        168%
-------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
40  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds less than $0.01 per share.
(b) During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) For the year ended May 31, 2008, the ratio of net expenses after reduction for waiver/reimbursement, if any, and after reduction for earnings and bank fee credits was 0.88% for Class A, 1.64% for Class B, 1.64% for Class C, 0.50% for Class I and 0.75% for Class R4.
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 286% and 199% for the years ended May 31, 2010 and 2009, respectively.
(g) For the period from Aug. 3, 2009 (when shares became publicly available) to May 31, 2010.
(h) Annualized.
(i) For the period from Dec. 1, 2006 (when shares became publicly available) to May 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Short Duration U.S. Government Fund (the Fund) is a series of RiverSource Government Income Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than U.S. dollar.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R4 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2 and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Class R2 shares became available effective Aug. 3, 2009.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At May 31, 2010, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan

--------------------------------------------------------------------------------
42  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2010, the Fund has outstanding when-issued securities of $71,321,105.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.


--------------------------------------------------------------------------------
44  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the

--------------------------------------------------------------------------------
46  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPTIONS TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. This may include purchasing mortgage-backed security (MBS) put spread options and writing covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. For OTC options contracts, the transaction is also subject to counterparty credit risk.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MAY 31, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Net
                                                      assets --unrealized
Interest rate                                         depreciation on
  contracts          N/A                      N/A     investments           $269,303*
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                  FUTURES  OPTIONS    TOTAL
------------------------------------------------------------------------
Interest rate contracts                $722,882  $50,491  $773,373
------------------------------------------------------------------------




--------------------------------------------------------------------------------
48  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                  IN INCOME
----------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                 FUTURES    OPTIONS     TOTAL
----------------------------------------------------------------------------
Interest rate contracts              $(1,172,732)   $--    $(1,172,732)
----------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long and short contracts outstanding was approximately $148.1 million and $95.8 million, respectively, at May 31, 2010. The monthly average gross notional amounts for long and short contracts was $102.4 million and $52.8 million, respectively, for the year ended May 31, 2010. The fair value of such contracts at May 31, 2010 is set forth in the table above.

OPTIONS
At May 31, 2010, the Fund had no outstanding options contracts. During the year ended May 31, 2010, the Fund entered into, and subsequently closed, 270 options contracts, of which, the average gross notional amount was approximately $118,241.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.25% as the Fund's net assets increase. The management fee for the year ended May 31, 2010 was 0.48% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the year ended May 31, 2010 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2010, there were no expenses incurred for these particular items.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2 and Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman U.S. Government Fund, which was acquired by the Fund on Aug. 28, 2009 (See Note 12), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At May 31, 2010, the Fund's total potential future obligation over the life of the Guaranty is $93,960. The liability remaining at May 31, 2010 for Non-Recurring Charges amounted to $47,906 and is included within other accrued expenses in the Statement of Assets and Liabilities.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
50  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,602,000 and $145,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $358,649 for Class A, $29,709 for Class B and $3,881 for Class C for the year ended May 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended May 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  0.86%
Class B..............................................  1.62
Class C..............................................  1.62
Class I..............................................  0.48
Class R2.............................................  1.28
Class R4.............................................  0.78
Class W..............................................  0.92


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $336,882
Class B...........................................    54,459
Class C...........................................    15,836


The management fees waived/reimbursed at the Fund level were $793,993.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Under an agreement which is effective until July 31, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.86%
Class B..............................................  1.62
Class C..............................................  1.62
Class I..............................................  0.48
Class R2.............................................  1.28
Class R4.............................................  0.78
Class W..............................................  0.93


Effective Aug. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.84%
Class B..............................................  1.60
Class C..............................................  1.60
Class I..............................................  0.44
Class R2.............................................  1.24
Class R4.............................................  0.74
Class W..............................................  0.89


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $2,266,757,959 for the year ended May 31, 2010 (including $68,506,478* from Seligman U.S. Government Securities Fund that was acquired in the fund merger as described in Note 12). Proceeds from sales of securities (other than short-term obligations, but including mortgage dollar rolls) aggregated $2,360,931,834 for the year ended May 31, 2010, including $2,166,264* of sales to realign the Fund's portfolio following the fund merger. Realized gains and losses are determined on an identified cost basis.

* This purchase amount is excluded for purposes of calculating the Fund's portfolio turnover rate.


--------------------------------------------------------------------------------
52  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

YEAR ENDED MAY 31,                             2010        2009*
-------------------------------------------------------------------
CLASS A
Sold                                        18,853,705   48,901,406
Fund merger                                  7,186,369          N/A
Converted from Class B**                     5,576,336    4,370,833
Reinvested distributions                     2,438,534    3,226,458
Redeemed                                   (45,489,263) (56,089,954)
-------------------------------------------------------------------
Net increase (decrease)                    (11,434,319)     408,743
-------------------------------------------------------------------

CLASS B
Sold                                         1,600,644    7,298,534
Fund merger                                  1,049,408          N/A
Reinvested distributions                       283,399      575,044
Converted to Class A**                      (5,576,350)  (4,370,833)
Redeemed                                    (7,723,130) (12,533,807)
-------------------------------------------------------------------
Net increase (decrease)                    (10,366,029)  (9,031,062)
-------------------------------------------------------------------

CLASS C
Sold                                         1,563,844    1,525,411
Fund merger                                  3,561,144          N/A
Reinvested distributions                        64,062       46,643
Redeemed                                    (2,103,348)    (827,332)
-------------------------------------------------------------------
Net increase (decrease)                      3,085,702      744,722
-------------------------------------------------------------------

CLASS I
Sold                                         6,758,907    2,986,449
Reinvested distributions                       322,307      469,925
Redeemed                                    (1,885,792) (13,974,458)
-------------------------------------------------------------------
Net increase (decrease)                      5,195,422  (10,518,084)
-------------------------------------------------------------------

CLASS R2
Sold                                           201,664          N/A
Fund merger                                    728,900          N/A
Reinvested distributions                         1,739          N/A
Redeemed                                      (300,411)         N/A
-------------------------------------------------------------------
Net increase (decrease)                        631,892          N/A
-------------------------------------------------------------------

CLASS R4
Sold                                           522,899      491,850
Reinvested distributions                        21,965       29,090
Redeemed                                      (487,406)    (590,144)
-------------------------------------------------------------------
Net increase (decrease)                         57,458      (69,204)
-------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2010, securities valued at $56,803,338 were on loan, secured by U.S. government securities valued at $40,813,959 and by cash collateral of $17,103,600 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $131,932 earned from securities lending for the year ended May 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.


--------------------------------------------------------------------------------
54  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the year ended May 31, 2010, are as follows:

                                         CALLS                 PUTS
                                  -------------------  -------------------
                                  CONTRACTS  PREMIUMS  CONTRACTS  PREMIUMS
--------------------------------------------------------------------------
Balance May 31, 2009............       --    $     --       --    $     --
Opened..........................      100      32,579      170      56,217
Closed..........................     (100)    (32,579)    (170)    (56,217)
Balance May 31, 2010............       --    $     --       --    $     --


9. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $84,381,710 and $95,861,197, respectively, for the year ended May 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at May 31, 2010, can be found in the Portfolio of Investments.

10. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2010.

11. PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended May 31, 2010, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $112,925, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

12. FUND MERGER

At the close of business on Aug. 28, 2009, RiverSource Short Duration U.S. Government Fund acquired the assets and assumed the identified liabilities of Seligman U.S. Government Securities Fund. The reorganization was completed after shareholders approved the plan on June 29, 2009.

The aggregate net assets of RiverSource Short Duration U.S. Government Fund immediately before the acquisition were $655,221,348 and the combined net assets immediately after the acquisition were $713,992,375.

The merger was accomplished by a tax-free exchange of 8,071,788 shares of Seligman U.S. Government Securities Fund valued at $58,771,027.

In exchange for Seligman U.S. Government Securities Fund shares and net assets, RiverSource Short Duration U.S. Government Fund issued the following number of shares:

                                                      SHARES
-------------------------------------------------------------
Class A...........................................  7,186,369
Class B...........................................  1,049,408
Class C...........................................  3,561,144
Class R2..........................................    728,900




--------------------------------------------------------------------------------
56  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

For financial reporting purposes, net assets received and shares issued by RiverSource Short Duration U.S. Government Fund were recorded at fair value; however, Seligman U.S. Government Securities Fund's cost of investments was carried forward to align ongoing reporting of RiverSource Short Duration U.S. Government Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The components of Seligman U.S. Government Securities Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

Total net assets.................................  $58,771,027
Capital stock....................................  $62,591,453
Excess of distributions over net investment
  income.........................................  $   (59,434)
Accumulated net realized loss....................  $(5,240,048)
Unrealized appreciation..........................  $ 1,479,056


The financial statements reflect the operations of RiverSource Short Duration U.S. Government Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Seligman U.S. Government Securities Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on June 1, 2009, RiverSource Short Duration U.S. Government Fund's pro-forma net investment income, net gain on investments, and net increase in net assets from operations for the year ended May 31, 2010 would have been $15.4 million, $4.5 million, and $32.6 million, respectively.

13. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, excess of distributions over net investment income has been decreased by $112,539 and accumulated net realized loss has been decreased by

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


$386 resulting in a net reclassification adjustment to decrease paid-in capital by $112,925.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MAY 31,                            2010         2009
------------------------------------------------------------------
Ordinary income.........................  $16,190,150  $21,702,437
Long-term capital gain..................           --           --


At May 31, 2010, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...................  $    357,382
Undistributed accumulated long-term gain........  $         --
Accumulated realized loss.......................  $(93,995,687)
Unrealized appreciation (depreciation)..........  $  4,054,009


For federal income tax purposes, the Fund had a capital loss carry-over of $93,995,687 at May 31, 2010, that if not offset by capital gains will expire as follows:

   2012           2013           2014          2015          2017           2018
$1,261,719    $38,180,597    $22,499,962    $9,579,187    $3,846,817    $18,627,405


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

14. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

15. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment

--------------------------------------------------------------------------------
58  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
60  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Short Duration U.S. Government Fund (the Fund) (one of the portfolios constituting the RiverSource Government Income Series, Inc.) as of May 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  61

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Short Duration U.S. Government Fund of the RiverSource Government Income Series, Inc. at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
July 21, 2010


--------------------------------------------------------------------------------
62  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended May 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................      0.00%
    Dividends Received Deduction for corporations................      0.00%
    U.S. Government Obligations..................................     18.53%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  63

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 152 RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS*

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance; Hapoalim
Minneapolis, MN 55402                                                                                     Securities USA, Inc.
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
64  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------



* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. and RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  65

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 49                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006;
                                                 former Chief Investment Officer and Managing Director,
                                                 Zurich Scudder Investments
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.221.2450; contacting your financial intermediary; or visiting riversource.com/funds.


--------------------------------------------------------------------------------
66  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           2009 (previously Senior Vice President and Chief
                                                 Financial Officer, June 2008 -- January 2009);
                                                 President, Atlantic Funds and Nations Funds since 2009;
                                                 Managing Director of Columbia Management Advisors, LLC,
                                                 December 2004 -- April 2010; Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 44                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 54                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  67

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 50                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management
--------------------------------------------------------------------------------------------------------

Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
68  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008
--------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  69

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
70  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  71

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

--------------------------------------------------------------------------------
72  RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale. Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
       RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2010 ANNUAL REPORT  73

RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA, and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  S-6042 AG (7/10)

Annual Report
and Prospectus
                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
U.S. GOVERNMENT MORTGAGE FUND

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED
MAY 31, 2010
(Prospectus also enclosed)

RIVERSOURCE U. S. GOVERNMENT MORTGAGE FUND SEEKS TO PROVIDE SHAREHOLDERS WITH CURRENT INCOME AS ITS PRIMARY OBJECTIVE AND, AS ITS SECONDARY OBJECTIVE, PRESERVATION OF CAPITAL.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    5

The Fund's Long-term Performance...   12

Fund Expenses Example..............   14

Portfolio of Investments...........   16

Statement of Assets and
  Liabilities......................   27

Statement of Operations............   28

Statements of Changes in Net
  Assets...........................   29

Financial Highlights...............   31

Notes to Financial Statements......   36

Report of Independent Registered
  Public Accounting Firm...........   51

Federal Income Tax Information.....   53

Board Members and Officers.........   54

Approval of Investment Management
  Services Agreement...............   60

Proxy Voting.......................   63




--------------------------------------------------------------------------------
2  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource U.S. Government Mortgage Fund (the Fund) Class A shares rose
  13.32% (excluding sales charge) for the 12 months ended May 31, 2010.

> The Fund outperformed the Barclays Capital U.S. Mortgage-Backed Securities
  Index, which gained 6.41% during the same period.

> The Fund also outperformed the Lipper U.S. Mortgage Funds Index, representing the Fund's peer group, which advanced 9.27% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2010)
--------------------------------------------------------------------------------


                                                               SINCE
                                                             INCEPTION
                                   1 YEAR  3 YEARS  5 YEARS   2/14/02
----------------------------------------------------------------------
RiverSource U.S. Government
  Mortgage Fund Class A
  (excluding sales charge)        +13.32%   +6.08%   +4.90%    +4.85%
----------------------------------------------------------------------
Barclays Capital U.S. Mortgage-
  Backed Securities Index
  (unmanaged)                      +6.41%   +7.67%   +6.09%    +5.68%
----------------------------------------------------------------------
Lipper U.S. Mortgage Funds Index   +9.27%   +6.26%   +5.03%    +4.78%
----------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
              RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2010
                                                               SINCE
Without sales charge               1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception 2/14/02)       +13.32%   +6.08%   +4.90%    +4.85%
----------------------------------------------------------------------
Class B (inception 2/14/02)       +12.46%   +5.28%   +4.12%    +4.07%
----------------------------------------------------------------------
Class C (inception 2/14/02)       +12.47%   +5.28%   +4.12%    +4.07%
----------------------------------------------------------------------
Class I (inception 3/4/04)        +13.58%   +6.52%   +5.34%    +4.99%
----------------------------------------------------------------------
Class R4 (inception 2/14/02)      +13.25%   +6.82%   +5.46%    +5.23%
----------------------------------------------------------------------

With sales charge
Class A (inception 2/14/02)        +7.94%   +4.38%   +3.89%    +4.23%
----------------------------------------------------------------------
Class B (inception 2/14/02)        +7.46%   +4.37%   +3.77%    +4.07%
----------------------------------------------------------------------
Class C (inception 2/14/02)       +11.47%   +5.28%   +4.12%    +4.07%
----------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     4.0 years
--------------------------------------
Effective duration(2)        1.6 years
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

Shares of RiverSource U.S. Government Mortgage Fund are not insured or guaranteed by the U.S. government.

There are risks associated with an investment in a bond fund, including the impact of interest rates and credit. These and other risk considerations are discussed in the Fund's prospectus. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


--------------------------------------------------------------------------------
4  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

At May 31, 2010, approximately 56% of the Fund's shares were owned in the aggregate by affiliated funds-of-funds managed by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager). As a result of asset allocation decisions by the Investment Manager, it is possible that RiverSource U.S. Government Mortgage Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 46, Class I capital share transactions for related activity during the most recent fiscal period). While the Investment Manager seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, RiverSource U.S. Government Mortgage Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 14 and 43.

Tom Heuer and Colin J. Lundgren replaced Todd White and joined Jason J. Callan as portfolio managers of RiverSource U.S. Government Mortgage Fund effective May 1, 2010.

Dear Shareholders,

RiverSource U.S. Government Mortgage Fund (the Fund) Class A shares rose 13.32% (excluding sales charge) for the 12 months ended May 31, 2010. The Fund outperformed the Barclays Capital U.S. Mortgage-Backed Securities Index (Barclays Index), which gained 6.41%. The Fund also outperformed the Lipper U.S. Mortgage Funds Index, representing the Fund's peer group, which advanced 9.27% during the same time frame.


SECTOR BREAKDOWN(1) (at May 31, 2010)
---------------------------------------------------------------------

Asset-Backed                                4.4%
------------------------------------------------
Commercial Mortgage-Backed                  4.4%
------------------------------------------------
Residential Mortgage-Backed(2)             87.3%
------------------------------------------------
Other(3)                                    3.9%
------------------------------------------------




(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.
(2) Of the 87.3%, 22.4% is due to forward commitment residential mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.
(3) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
              RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

SIGNIFICANT PERFORMANCE FACTORS
The mortgage market overall rallied strongly during the annual period ended May 31, 2010, supported by several factors. Perhaps the most dominant supporting factor was the significant amount of government sponsorship of agency mortgages that was put in place during the earlier months of 2009 in an effort to stabilize and support the non-Treasury sectors of the fixed income market in general and the mortgage market in particular. The Federal Reserve Board (the
Fed) had implemented a program whereby it bought $1.25 trillion of agency-issued mortgage-backed securities. In addition, the Treasury Department implemented a purchase program for $200 billion of agency-issued mortgage backed securities. As a result of these programs, spreads (the yield differential between agency-issued mortgage-backed securities and U.S. Treasuries) tightened by approximately 30 basis points (0.30%) from the start of the annual period on June 1, 2009 through March 31, 2010 allowing for significant price return across the sector. On the last day of March, the Fed completed its purchase program and allowed it to expire. From that point on through the end of the annual period on May 31, 2010, agency-issued mortgage-backed security spreads widened by approximately 20 basis points (0.20%). Such widening was driven largely by renewed

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at May 31, 2010)
---------------------------------------------------------------------

AAA bonds                                  93.8%
------------------------------------------------
AA bonds                                    0.2%
------------------------------------------------
A bonds                                     0.8%
------------------------------------------------
BBB bonds                                   3.0%
------------------------------------------------
Non-investment grade bonds                  1.1%
------------------------------------------------
Non-rated bonds                             1.1%
------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.


--------------------------------------------------------------------------------
6  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

global fiscal and liquidity concerns, which in turn led to a flight to quality away from all risk assets. Without that government support still in place, the mortgage market took a step back.

While agency mortgage-backed securities (MBS) outperformed U.S. Treasuries for the annual period overall, performance was highly differentiated depending on the coupon -- the interest rate the holder of a mortgage-backed security was paid. Higher coupon MBS produced the greatest returns during the annual period, as these borrowers continued to prepay at a slow rate given their lower credit characteristics and ongoing tight credit conditions. U.S. government sponsored enterprises FNMA (Fannie Mae) and FHLMC (Freddie Mac) tightened their underwriting standards during the annual period due to the unprecedented level of mortgage delinquencies. Tighter underwriting slowed repayments due to lack of refinancing options for many borrowers, which in turn drove pricing on those higher coupon securities higher.

In the last weeks of the annual period, concerns regarding the sovereign deficit-to-Gross Domestic Product (GDP) ratios of the PIIGS (Portugal, Italy, Ireland, Greece and Spain) dominated. As a result, there were significant investment flows out of the euro and into the U.S. dollar. With the short-term end of the yield curve anchored by the federal funds rate, this surge into the U.S. currency led to a significant flattening of the Treasury yield curve overall, whereby the differential between yields on long-term maturities and short-term maturities narrowed. In turn, non-Treasury sectors, including mortgages, weakened in May 2010.

The Fund's strong relative performance can be attributed to its positioning within agency-issued mortgage-backed securities and to its smaller allocations to non-agency mortgage-backed securities and commercial mortgage-backed securities (CMBS). Within agency-issued mortgage-backed securities, we established an increasingly significant allocation to higher coupon 30-year pass-through securities and steered away from lower coupon pass-throughs. (Pass-through mortgages consist of a pool of residential mortgage loans, where homeowners' monthly payments of principal, interest and prepayments pass from the original bank through a government agency or investment bank to investors.) It had become evident to us that borrowers with higher coupons were rather inefficient at exercising their refinancing option as credit continued to tighten within

--------------------------------------------------------------------------------
              RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------


Fannie Mae and Freddie Mac, as discussed above, and we sought to take advantage of the substantially higher yields the higher coupon securities provided. Based on various technical factors within the market during the annual period, we decided to focus the Fund's exposure in the mortgage-backed security to-be-announced (TBA) market. We also added to the Fund's position in seasoned agency bonds with higher coupons that provided superior convexity. (Convexity is a volatility measure for bonds used in conjunction with modified duration in order to measure how a bond's price will change as interest rates change. For example, since a non-callable bond's duration usually increases as interest rates decrease, its convexity is positive.)

The Fund's allocations to and positioning within the non-agency mortgage-backed securities and CMBS sectors were also incremental to results. Neither non-agency mortgage-backed securities nor CMBS are components of the Barclays Index, and thus the Fund's allocations to the solidly performing out-of-Index sectors helped its relative results. One of the primary drivers of strong price performance within the non-agency mortgage-backed securities and CMBS sectors was the implementation of the PPIP (Public-Private Investment Program) by the Treasury Department. In aggregate, PPIP produced nearly $40 billion of demand for non-agency mortgage-backed securities and CMBS, which in turn drove prices on these assets meaningfully higher. Another major driver of demand was the creation of re-REMICS, which allowed investment banks to restructure cash flows off poorly performing bonds to create newer, highly enhanced bonds that were rated AAA. Insurance companies in particular generated strong demand for these newly-created bonds. All told, re-REMICS took over $20 billion of non-agency mortgage-backed securities and CMBS out of the market during the annual period.

During the annual period, we repositioned the Fund's non-agency and CMBS exposure into highly seasoned, shorter-maturity securities that provided attractive relative returns. Our investment thesis was that loans originated in 2004 and 2005 were underwritten to better quality standards than those generated in 2006 and 2007 and that the level of fundamental differentiation would prove to be significantly different. Indeed, as the annual period progressed, there was a meaningful delineation between the fundamental performances of those vintages, as the distinguishing loan

--------------------------------------------------------------------------------
8  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


characteristics became apparent. Such differentiation could be seen most readily in implied loan-to-value ratios, documentation levels, and the amortizing loans instead of interest-only loans, which became much more prevalent starting in 2006.

The only real detractor from the Fund's results during the annual period was the combined effect of its duration and yield curve positioning. Duration is a measure of the Fund's sensitivity to changes in interest rates. The Fund was positioned slightly shorter than the Barclays Index throughout the annual period, which detracted modestly as interest rates declined. As the economy continued to marginally improve, we were concerned the Fed might take a more aggressive stance and begin to raise the targeted federal funds rate, but some of those concerns dissipated as the European fiscal issues moved to the forefront.

CHANGES TO THE FUND'S PORTFOLIO
As mentioned earlier, within the agency-issued mortgage-backed securities sector, we increased the Fund's positions in higher-coupon 30-year pass-through mortgage-backed securities and reduced its exposure to lower-coupon securities. Elsewhere, we repositioned the Fund's allocations to both non-agency mortgage-backed securities and CMBS into shorter-maturity, seasoned collateral where we believed the underwriting to be of greater quality than the loans produced in 2006 and 2007.

The Fund's portfolio turnover rate for the 12-month period was 519%.*

* A significant portion of the turnover was the result of rolling-maturity mortgage securities, processing of prepayments and opportunistic changes we made at the margin in response to valuations or market developments



  The Fund's strong relative performance can be attributed to its positioning within agency-issued mortgage-backed securities and to its allocations to non-agency mortgage-backed securities and commercial mortgage-backed securities
  (CMBS)






--------------------------------------------------------------------------------
              RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

OUR FUTURE STRATEGY
In general, our go forward strategy remains fairly consistent with the views and positioning held at the end of the annual period. The broader U.S. economy seems to have stabilized, with three consecutive quarters of positive growth. However, much of that growth in GDP was a reflection of inventory stabilization and not improvement in final sales. Limited expansion of private payrolls and persistent slack in the labor force should continue to suppress inflation fears over the near term. In turn, we believe the Fed will likely remain on hold for the foreseeable future.

We will continue to closely monitor the housing market. Housing prices in the U.S., as measured by the S&P/Case-Schiller Index, had stabilized during the period, primarily driven by the multiple home buyer tax credit and the simultaneous invoking of foreclosure moratoriums in the most troubled areas of the nation. Meanwhile, borrowers continued to default on their mortgages at historically elevated levels, thereby building a shadow inventory of eventual foreclosures. This shadow inventory combined with the existing housing supply at the end of May totaled nearly 20 months' supply of existing homes. New and existing home sales had shown some improvement, but this largely reflected an advance in demand among participants seeking to take advantage of the home buyer tax credit, which officially ended April 30. Clearly, we will be watching to see how new and existing home sales respond to the expiration of the government tax credits. At the end of the annual period, our major concerns were the fact that housing demand did not substantially pick up based on low mortgage rates alone and the size of the shadow inventory that continues to weigh on the housing market.

Given this backdrop, we intend to stay conservatively positioned in the Fund on a relative basis. We currently intend to maintain the Fund's duration below that of its benchmark index, as we believe that yields will rise as the market digests record Treasury supply and the recent flight to quality abates. We further intend to maintain our focus on the purchase of mortgage-backed securities issued by U.S. government agencies, with a focus on higher coupon agency 30-year mortgage-backed securities. We continue to like CMBS, as we expect an improving economy to bode well

--------------------------------------------------------------------------------
10  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


for that sector. Quality issues and security selection remain a priority as we continue to seek attractive investment opportunities.


Jason Callan                    Tom Heuer                       Colin Lundgren
Portfolio Manager               Portfolio Manager               Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC* (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

* Effective May 1, 2010, RiverSource Investments, LLC became known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  11

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource U.S. Government Mortgage Fund Class A shares (from 2/14/02 to 5/31/10) as compared to the performance of the Barclays Capital U.S. Mortgage-Backed Securities Index and the Lipper U.S. Mortgage Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at May 31, 2010
                                                                                    SINCE
                                                                                  INCEPTION
                                                     1 YEAR   3 YEARS   5 YEARS   2/14/2002
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $10,794   $11,371   $12,102    $14,106
-------------------------------------------------------------------------------------------
     Average annual total return                     +7.94%    +4.38%    +3.89%     +4.23%
-------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. MORTGAGE-BACKED SECURITIES INDEX(1)
     Cumulative value of $10,000                    $10,641   $12,483   $13,439    $15,811
-------------------------------------------------------------------------------------------
     Average annual total return                     +6.41%    +7.67%    +6.09%     +5.68%
-------------------------------------------------------------------------------------------
LIPPER U.S. MORTGAGE FUNDS INDEX(2)
     Cumulative value of $10,000                    $10,927   $11,998   $12,783    $14,728
-------------------------------------------------------------------------------------------
     Average annual total return                     +9.27%    +6.26%    +5.03%     +4.78%
-------------------------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
12  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND LINE GRAPH)

                       RIVERSOURCE U.S.
                     GOVERNMENT MORTGAGE
                          FUND CLASS           BARCLAYS CAPITAL           LIPPER U.S.
                         A (INCLUDES         U.S. MORTGAGE-BACKED       MORTGAGE FUNDS
                        SALES CHARGE)         SECURITIES INDEX(1)          INDEX(2)
                     -------------------     --------------------       ---------------
2/14/02                    $ 9,525                  $10,000                 $10,000
2/02                         9,574                   10,056                  10,054
5/02                         9,692                   10,212                  10,183
8/02                         9,961                   10,496                  10,475
11/02                       10,080                   10,603                  10,553
2/03                        10,282                   10,812                  10,755
5/03                        10,364                   10,867                  10,802
8/03                        10,239                   10,757                  10,718
11/03                       10,406                   10,925                  10,860
2/04                        10,667                   11,205                  11,101
5/04                        10,496                   11,029                  10,945
8/04                        10,813                   11,399                  11,229
11/04                       10,869                   11,480                  11,280
2/05                        10,933                   11,569                  11,341
5/05                        11,103                   11,766                  11,523
8/05                        11,170                   11,853                  11,607
11/05                       11,075                   11,747                  11,506
2/06                        11,242                   11,956                  11,646
5/06                        11,116                   11,833                  11,548
8/06                        11,434                   12,201                  11,871
11/06                       11,682                   12,517                  12,175
2/07                        11,785                   12,644                  12,279
5/07                        11,817                   12,667                  12,277
8/07                        11,931                   12,848                  12,391
11/07                       12,219                   13,306                  12,727
2/08                        12,351                   13,592                  12,916
5/08                        12,326                   13,608                  12,813
8/08                        12,091                   13,751                  12,789
11/08                       11,831                   14,217                  12,785
2/09                        12,013                   14,565                  13,096
5/09                        12,425                   14,857                  13,479
8/09                        12,980                   15,097                  13,900
11/09                       13,503                   15,525                  14,354
2/10                        13,630                   15,537                  14,449
5/10                        14,106                   15,811                  14,728




(1) The Barclays Capital U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association
    (FNMA). The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
14  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 DEC. 1, 2009   MAY 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,042.70        $4.46           .89%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.16        $4.41           .89%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,038.70        $8.25          1.65%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.43        $8.16          1.65%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,038.80        $8.20          1.64%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.48        $8.11          1.64%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,042.80        $2.35(c)        .47%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.22        $2.33(c)        .47%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,041.30        $3.85(c)        .77%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.74        $3.82(c)        .77%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended May 31, 2010: +4.27% for Class A, +3.87% for Class B, +3.88% for Class C, +4.28% for Class I and +4.13% for Class R4.
(c) Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.48% for Class I and 0.78% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change is effective Aug. 1, 2010. Had this change been in place for the entire six month period ended May 31, 2010, the actual expenses paid would have been $2.40 for Class I and $3.90 for Class R4; the hypothetical expenses paid would have been $2.38 for Class I and $3.86 for Class R4. The actual and hypothetical expenses paid for Class A, Class B and Class C would have been the same as those expenses presented in the table above.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (123.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (5.7%)
Bear Stearns Asset-Backed Securities Trust
 Series 2006-HE9 Class 1A1
 11-25-36                            0.393%            $354,167(h)           $339,729
Carrington Mortgage Loan Trust
 Series 2006-RFC1 Class A2
 05-25-36                            0.443            1,047,810(h)          1,028,475
Chrysler Financial Lease Trust
 Series 2010-A Class C
 09-16-13                            4.490            1,000,000(d)            997,286
Citigroup Mortgage Loan Trust, Inc.
 Series 2006-WFH4 Class A2
 11-25-36                            0.443              484,417(h)            472,189
Countrywide Asset-Backed Certificates
 Series 2005-3 Class AF3
 08-25-35                            4.823              109,816               108,669
Countrywide Asset-Backed Certificates
 Series 2005-SD1 Class A1C
 05-25-35                            0.733              892,650(d,h)          855,758
Credit-Based Asset Servicing and Securitization LLC
 Series 2006-CB5 Class A2
 06-25-36                            0.453               87,296(h)             86,501
First Franklin Mortgage Loan Asset-Backed
 Certificates
 Series 2005-FFH3 Class 2A3
 09-25-35                            0.753               16,299(h)             16,210
Jefferies & Co., Inc.
 CMO Series 2010-R1 Class 2A1
 11-26-36                            0.428            1,076,519(d,h)        1,022,693
Mastr Asset-Backed Securities Trust
 Series 2005-FRE1 Class A4
 10-25-35                            0.593              380,881(h)            363,283
RAAC Series
 Series 2006-SP4 Class A1
 11-25-36                            0.443              404,487(h)            398,265
RBSSP Resecuritization Trust
 CMO Series 2009-9 Class 10A1
 10-26-36                            0.445            1,578,451(d,h)        1,562,657
Renaissance Home Equity Loan Trust
 Series 2005-2 Class AF3
 08-25-35                            4.499            1,701,789(h)          1,626,153
Renaissance Home Equity Loan Trust
 Series 2006-4 Class AF1
 01-25-37                            5.545               78,860                77,771
Renaissance Home Equity Loan Trust
 Series 2007-2 Class M4
 06-25-37                            6.313              195,000(g)              7,091
Renaissance Home Equity Loan Trust
 Series 2007-2 Class M5
 06-25-37                            6.660              130,000(g)              3,289
Renaissance Home Equity Loan Trust
 Series 2007-2 Class M6
 06-25-37                            7.006              190,000(g)              2,761
Residential Asset Mortgage Products, Inc.
 Series 2006-RS4 Class A2
 07-25-36                            0.453               70,664                70,368
Soundview Home Equity Loan Trust
 Series 2006-OPT3 Class 2A3
 06-25-36                            0.513            1,000,000(h)            760,508
Structured Asset Investment Loan Trust
 Series 2005-9 Class A5
 11-25-35                            0.573              884,506(h)            855,336
Structured Asset Securities Corp.
 CMO Series 2006-NC1 Class A6
 05-25-36                            0.393              221,211(h)            212,039
Structured Asset Securities Corp.
 Series 2007-BC1 Class A2
 02-25-37                            0.393            1,259,672(h)          1,188,420
Structured Asset Securities Corp.
 Series 2007-WF2 Class A2
 08-25-37                            1.043            1,333,829(h)          1,314,423
                                                                      ---------------
Total                                                                      13,369,874
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (5.6%)(e)
Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6 Class A4
 11-11-41                            4.521            3,100,000             3,164,927


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Home Loan Mortgage Corp.
 Multifamily Structured Pass-Through Certificates
 Series K001 Class A2
 04-25-16                            5.651%          $1,536,459            $1,706,347
GS Mortgage Securities Corp. H
 Series 2007-EOP Class J
 03-06-20                            1.135            1,000,000(d,h)          845,668
GS Mortgage Securities Corp. H
 Series 2007-GG10 Class A4
 08-10-45                            5.805            6,000,000             5,582,255
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2007-CB20 Class A4
 02-12-51                            5.794            1,000,000               990,893
Morgan Stanley Reremic Trust
 Series 2009-GG10 Class A4A
 08-12-45                            5.805            1,000,000(d)          1,002,432
                                                                      ---------------
Total                                                                      13,292,522
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (112.5%)(e)
Banc of America Funding Corp.
 CMO Series 2009-R7A Class 4A2
 08-26-35                            5.368            1,033,717(b,d,h)        310,115
 08-26-35                            5.368            4,377,258(d,h)        1,313,178
Banc of America Mortgage Securities, Inc.
 CMO Series 2005-E Class 2A5
 06-25-35                            3.861              439,343(h)            437,280
ChaseFlex Trust
 CMO Series 2005-2 Class 2A2
 06-25-35                            6.500              475,414               398,308
Citigroup Mortgage Loan Trust, Inc.
 CMO Series 2009-9 Class 1A3
 04-25-34                            4.902            2,489,441(d,h)          634,807
Countrywide Alternative Loan Trust
 CMO I.O. Series 2007-8CB Class A13
 05-25-37                           32.110            1,341,252(f)            150,243
Countrywide Alternative Loan Trust
 CMO Series 2007-OH3 Class A3
 09-25-47                            0.843            1,653,750(h)            202,060
Countrywide Home Loan Mortgage Pass-Through Trust
 CMO Series 2003-18 Class A3
 07-25-33                            5.250               99,323                99,409
Countrywide Home Loan Mortgage Pass-Through Trust
 CMO Series 2005-R2 Class 2A1
 06-25-35                            7.000              347,182(d)            321,045
Credit Suisse Mortgage Capital Certificates
 CMO Series 2009-12R Class 14A1
 11-27-35                            5.500            1,988,297(d)          2,017,391
Credit Suisse Mortgage Capital Certificates
 CMO Series 2009-12R Class 30A1
 12-27-36                            5.300              227,273(d)            219,053
Credit Suisse Mortgage Capital Certificates
 CMO Series 2009-2R Class 1A16
 09-26-34                            3.084           17,500,000(d,h)        5,586,843
Federal Home Loan Mortgage Corp.
 06-01-40                            5.000            1,050,000(b)          1,099,219
 06-01-40                            5.500            3,700,000(b)          3,940,500
 06-01-40                            6.000            4,200,000(b)          4,526,810
 06-01-40                            6.500              800,000(b)            871,375
Federal Home Loan Mortgage Corp. #555300
 10-01-17                            8.000              135,512               142,981
Federal Home Loan Mortgage Corp. #A10892
 07-01-33                            6.000              361,204               396,626
Federal Home Loan Mortgage Corp. #A15111
 10-01-33                            6.000              610,181               666,289
Federal Home Loan Mortgage Corp. #A21059
 04-01-34                            6.500              429,748               472,975
Federal Home Loan Mortgage Corp. #A25174
 08-01-34                            6.500              233,222               256,681
Federal Home Loan Mortgage Corp. #A90176
 12-01-39                            5.000            4,892,369             5,138,369
Federal Home Loan Mortgage Corp. #C53098
 06-01-31                            8.000              203,966               233,459
Federal Home Loan Mortgage Corp. #C53878
 12-01-30                            5.500              677,118               726,111
Federal Home Loan Mortgage Corp. #C69665
 08-01-32                            6.500            1,445,691             1,598,336
Federal Home Loan Mortgage Corp. #C79930
 06-01-33                            5.500              891,403               955,542
Federal Home Loan Mortgage Corp. #D95232
 03-01-22                            6.500              208,687               230,010
Federal Home Loan Mortgage Corp. #D95371
 04-01-22                            6.500              243,518               269,074
Federal Home Loan Mortgage Corp. #E81240
 06-01-15                            7.500              362,836               391,105


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal Home Loan Mortgage Corp. #E88036
 02-01-17                            6.500%            $621,272              $674,183
Federal Home Loan Mortgage Corp. #E88468
 12-01-16                            6.500              172,451               189,160
Federal Home Loan Mortgage Corp. #E89232
 04-01-17                            7.000              291,572               317,079
Federal Home Loan Mortgage Corp. #E92454
 11-01-17                            5.000              864,041               927,908
Federal Home Loan Mortgage Corp. #E99684
 10-01-18                            5.000              242,990               261,723
Federal Home Loan Mortgage Corp. #G01169
 01-01-30                            5.500              891,868               956,519
Federal Home Loan Mortgage Corp. #G01535
 04-01-33                            6.000            1,420,087             1,574,913
Federal Home Loan Mortgage Corp. #G02757
 06-01-36                            5.000            5,931,315             6,238,306
Federal Home Loan Mortgage Corp. #G03419
 07-01-37                            6.000            3,357,223             3,626,063
Federal Home Loan Mortgage Corp. #G12101
 11-01-18                            5.000              486,040               521,966
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2136 Class S
 03-15-29                           18.890            3,323,747(f)            495,304
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2471 Class SI
 03-15-32                           29.180              178,731(f)             24,741
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2639 Class UI
 03-15-22                           10.090              700,137(f)             75,259
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2795 Class IY
 07-15-17                           99.990              139,735(f)              3,007
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2817 Class SA
 06-15-32                           20.000              475,704(f)             34,133
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2824 Class EI
 09-15-20                            0.000              764,020(f)             15,425
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3155 Class PS
 05-15-36                           16.470            1,329,782(f)            178,443
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3588 Class WI
 10-15-12                           21.127           12,170,128(f)          1,014,908
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3600 Class DI
 01-15-13                            6.466            9,501,347(f)            260,059
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3630 Class AI
 03-15-17                            0.000            3,013,373(f)            150,669
Federal National Mortgage Association
 06-01-25                            4.500            7,000,000(b)          7,322,658
 06-01-25                            5.000              390,000(b)            414,131
 06-01-25                            5.500           12,000,000(b)         12,885,001
 06-01-40                            4.500            7,500,000(b)          7,652,340
 06-01-40                            5.000            7,500,000(b)          7,850,394
 06-01-40                            5.500            7,000,000(b)          7,467,033
 06-01-40                            6.000            6,000,000(b)          6,462,186
 06-01-40                            6.500            5,100,000(b)          5,547,841
Federal National Mortgage Association #190353
 08-01-34                            5.000            1,156,333             1,216,852
Federal National Mortgage Association #252409
 03-01-29                            6.500              927,753             1,031,012
Federal National Mortgage Association #254793
 07-01-33                            5.000            1,498,117             1,578,397
Federal National Mortgage Association #254916
 09-01-23                            5.500            1,201,756             1,297,497
Federal National Mortgage Association #313470
 08-01-10                            7.500                1,812                 1,826
Federal National Mortgage Association #323362
 11-01-28                            6.000            1,614,866             1,777,235
Federal National Mortgage Association #323715
 05-01-29                            6.000              293,129               322,602
Federal National Mortgage Association #344909
 04-01-25                            8.000              434,766               487,655
Federal National Mortgage Association #357514
 03-01-34                            5.500            1,659,640             1,779,437
Federal National Mortgage Association #483691
 12-01-28                            7.000              936,112             1,062,904
Federal National Mortgage Association #487757
 09-01-28                            7.500              544,308               611,293
Federal National Mortgage Association #514704
 01-01-29                            6.000              192,171               211,493


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association #545008
 06-01-31                            7.000%          $1,113,490            $1,260,271
Federal National Mortgage Association #545339
 11-01-31                            6.500              158,455               177,269
Federal National Mortgage Association #545818
 07-01-17                            6.000            1,402,400             1,525,466
Federal National Mortgage Association #555458
 05-01-33                            5.500            1,284,455             1,373,969
Federal National Mortgage Association #555528
 04-01-33                            6.000            1,254,891             1,377,145
Federal National Mortgage Association #555734
 07-01-23                            5.000              514,478               547,312
Federal National Mortgage Association #581418
 06-01-31                            7.000              644,355               723,146
Federal National Mortgage Association #583088
 06-01-29                            6.000            2,151,133             2,363,130
Federal National Mortgage Association #592270
 01-01-32                            6.500              448,083               504,796
Federal National Mortgage Association #596505
 08-01-16                            6.500               83,432                88,513
Federal National Mortgage Association #601416
 11-01-31                            6.500              194,489               217,582
Federal National Mortgage Association #624979
 01-01-32                            6.000              446,806               495,793
Federal National Mortgage Association #626670
 03-01-32                            7.000              453,665               516,780
Federal National Mortgage Association #627426
 03-01-17                            6.500              316,330               344,310
Federal National Mortgage Association #630992
 09-01-31                            7.000            1,383,721             1,573,060
Federal National Mortgage Association #630993
 09-01-31                            7.500            1,220,915             1,375,292
Federal National Mortgage Association #631388
 05-01-32                            6.500            1,105,938             1,245,936
Federal National Mortgage Association #632856
 03-01-17                            6.000              301,834               327,721
Federal National Mortgage Association #633674
 06-01-32                            6.500              783,114               881,792
Federal National Mortgage Association #635231
 04-01-32                            7.000               71,767                81,035
Federal National Mortgage Association #635908
 04-01-32                            6.500              774,944               873,037
Federal National Mortgage Association #636812
 04-01-32                            7.000               89,673               101,884
Federal National Mortgage Association #640200
 10-01-31                            9.500               99,286               114,522
Federal National Mortgage Association #640207
 03-01-17                            7.000               31,754                33,362
Federal National Mortgage Association #640208
 04-01-17                            7.500               35,595                36,958
Federal National Mortgage Association #644805
 05-01-32                            7.000              806,553               916,185
Federal National Mortgage Association #645053
 05-01-32                            7.000              346,393               388,564
Federal National Mortgage Association #646189
 05-01-32                            6.500              333,820(i)            370,267
Federal National Mortgage Association #654071
 09-01-22                            6.500              412,758               459,556
Federal National Mortgage Association #654685
 11-01-22                            6.000              456,852               503,270
Federal National Mortgage Association #655635
 08-01-32                            6.500              518,373               583,994
Federal National Mortgage Association #656514
 09-01-17                            6.500              712,291               775,403
Federal National Mortgage Association #660186
 11-01-32                            6.000            1,780,233             1,984,784
Federal National Mortgage Association #665752
 09-01-32                            6.500              683,008               757,579
Federal National Mortgage Association #667011
 11-01-17                            5.000              702,525(b)            754,014
Federal National Mortgage Association #667302
 01-01-33                            7.000              478,107               543,325
Federal National Mortgage Association #670382
 09-01-32                            6.000              742,785               815,149
Federal National Mortgage Association #676683
 12-01-32                            6.000              702,184               770,592
Federal National Mortgage Association #677089
 01-01-33                            5.500              361,567(i)            387,666
Federal National Mortgage Association #677294
 01-01-33                            6.000              876,243(i)            961,608
Federal National Mortgage Association #681080
 02-01-18                            5.000              483,149               518,560
Federal National Mortgage Association #684585
 02-01-33                            5.500            1,035,202             1,117,695


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association #684853
 03-01-33                            6.500%            $206,953              $230,579
Federal National Mortgage Association #688002
 03-01-33                            5.500            1,020,366             1,104,856
Federal National Mortgage Association #689026
 05-01-33                            5.500              290,588               313,909
Federal National Mortgage Association #689093
 07-01-28                            5.500              613,480               660,639
Federal National Mortgage Association #694628
 04-01-33                            5.500            1,549,122             1,681,155
Federal National Mortgage Association #694795
 04-01-33                            5.500            1,817,305             1,967,103
Federal National Mortgage Association #697145
 03-01-23                            5.500              605,158               648,379
Federal National Mortgage Association #699424
 04-01-33                            5.500            1,208,414             1,311,420
Federal National Mortgage Association #701101
 04-01-33                            6.000            1,344,575             1,473,885
Federal National Mortgage Association #704610
 06-01-33                            5.500            1,556,086             1,668,408
Federal National Mortgage Association #705655
 05-01-33                            5.000              529,228               557,588
Federal National Mortgage Association #708503
 05-01-33                            6.000              252,702               280,267
Federal National Mortgage Association #708504
 05-01-33                            6.000              382,876               424,859
Federal National Mortgage Association #710780
 05-01-33                            6.000              164,665               180,501
Federal National Mortgage Association #711206
 05-01-33                            5.500              790,923               848,014
Federal National Mortgage Association #711239
 07-01-33                            5.500              435,286               466,706
Federal National Mortgage Association #711501
 05-01-33                            5.500              579,488               628,578
Federal National Mortgage Association #723771
 08-01-28                            5.500              677,376               729,445
Federal National Mortgage Association #725017
 12-01-33                            5.500            2,153,209             2,338,178
Federal National Mortgage Association #725232
 03-01-34                            5.000            1,217,454             1,282,694
Federal National Mortgage Association #725424
 04-01-34                            5.500            3,026,879             3,245,367
Federal National Mortgage Association #725684
 05-01-18                            6.000              439,818               477,105
Federal National Mortgage Association #726940
 08-01-23                            5.500              938,999             1,011,583
Federal National Mortgage Association #730153
 08-01-33                            5.500              464,125               497,627
Federal National Mortgage Association #733367
 08-01-23                            5.500              709,978               765,289
Federal National Mortgage Association #735212
 12-01-34                            5.000            6,511,123             6,851,899
Federal National Mortgage Association #743524
 11-01-33                            5.000            1,493,687             1,573,730
Federal National Mortgage Association #743579
 11-01-33                            5.500            1,009,050             1,081,886
Federal National Mortgage Association #747339
 10-01-23                            5.500              859,052               925,830
Federal National Mortgage Association #753507
 12-01-18                            5.000              624,036               673,339
Federal National Mortgage Association #759342
 01-01-34                            6.500              285,058               315,783
Federal National Mortgage Association #770403
 04-01-34                            5.000            1,163,436             1,224,327
Federal National Mortgage Association #776962
 04-01-29                            5.000            1,010,306             1,067,540
Federal National Mortgage Association #779676
 06-01-34                            5.000            1,776,238             1,869,202
Federal National Mortgage Association #793622
 09-01-34                            5.500            4,980,431             5,335,262
Federal National Mortgage Association #797232
 09-01-34                            5.500            3,273,472             3,506,690
Federal National Mortgage Association #845109
 05-01-36                            6.000            3,999,614             4,324,270
Federal National Mortgage Association #886020
 07-01-36                            6.500              698,640               763,651
Federal National Mortgage Association #886291
 07-01-36                            7.000              503,464               558,094
Federal National Mortgage Association #888414
 11-01-35                            5.000            2,902,461             3,048,926
Federal National Mortgage Association #889620
 08-01-37                            5.500            2,767,691             2,959,686
Federal National Mortgage Association #928870
 11-01-37                            8.500              113,891               127,698


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association #932624
 03-01-40                            4.500%         $10,795,897           $11,036,275
Federal National Mortgage Association #933966
 07-01-23                            6.000            1,815,662             1,959,134
Federal National Mortgage Association #941285
 06-01-37                            6.000            3,514,925             3,855,936
Federal National Mortgage Association #960606
 10-01-36                            5.500            2,957,044             3,190,050
Federal National Mortgage Association #986196
 07-01-23                            5.000            5,301,815             5,638,204
Federal National Mortgage Association #AD4319
 04-01-40                            4.500            7,482,879             7,647,152
Federal National Mortgage Association
 CMO I.O. Series 2003-119 Class GI
 12-25-33                            5.440              636,624(f)            127,882
Federal National Mortgage Association
 CMO I.O. Series 2003-63 Class IP
 07-25-33                            0.000            1,330,214(f)            276,498
Federal National Mortgage Association
 CMO I.O. Series 2003-71 Class IM
 12-25-31                            5.340              322,651(f)             39,169
Federal National Mortgage Association
 CMO I.O. Series 2004-31 Class SM
 05-25-34                           15.179            3,507,276(f)            518,381
Federal National Mortgage Association
 CMO I.O. Series 2004-84 Class GI
 12-25-22                           20.000              110,123(f)              7,362
Federal National Mortgage Association
 CMO I.O. Series 2005-70 Class YJ
 08-25-35                            0.000            1,341,645(f)            121,736
Federal National Mortgage Association
 CMO I.O. Series 2007-22 Class JS
 03-25-37                           21.830            1,022,423(f)            131,183
Government National Mortgage Association
 06-01-40                            5.000            2,000,000(b)          2,107,812
Government National Mortgage Association #518371
 02-15-30                            7.000              114,590               129,776
Government National Mortgage Association #528344
 03-15-30                            7.000              110,567               125,221
Government National Mortgage Association #556293
 12-15-31                            6.500              267,266               297,605
Government National Mortgage Association #583182
 02-15-32                            6.500              457,776               507,166
Government National Mortgage Association #595256
 12-15-32                            6.000              253,959               278,990
Government National Mortgage Association #619613
 09-15-33                            5.000              920,756               979,364
Government National Mortgage Association #727847
 03-15-40                            5.000            3,112,494             3,289,213
Government National Mortgage Association #743790
 05-15-40                            5.000            1,057,925             1,117,991
Government National Mortgage Association #743793
 05-15-40                            5.000            1,001,141             1,057,983
GSR Mortgage Loan Trust
 CMO Series 2005-5F Class 2A3
 06-25-35                            5.500              856,659               868,915
Indymac Index Mortgage Loan Trust
 CMO I.O. Series 2005-AR8 Class AX1
 04-25-35                            0.000            4,902,377(c,f)               --
Indymac Index Mortgage Loan Trust
 CMO I.O. Series 2006-AR25 Class 3A3
 09-25-36                           20.000            8,856,057(f)             95,112
Jefferies & Co., Inc.
 CMO Series 2009-R6 Class 4A2
 04-26-35                            4.869            5,125,699(d)          1,262,203
JP Morgan Mortgage Trust
 CMO Series 2004-S2 Class 4A5
 11-25-34                            6.000              771,808               667,343
JP Morgan Reremic
 CMO Series 2009-3 Class 1A2
 02-26-35                            2.867            1,449,242(d,h)          534,987
MASTR Alternative Loans Trust
 CMO Series 2004-7 Class 8A1
 08-25-19                            5.000              243,895               231,916
MASTR Alternative Loans Trust
 CMO Series 2004-8 Class 7A1
 09-25-19                            5.000              367,460               349,259
Prime Mortgage Trust
 CMO Series 2005-1 Class 2A1
 09-25-34                            5.000              406,209(d)            412,261
Structured Asset Mortgage Investments, Inc.
 CMO Series 2006-AR7 Class A8
 08-25-36                            0.413              423,483(h)            422,412
Thornburg Mortgage Securities Trust
 CMO I.O. Series 2006-5 Class AX
 10-25-46                           24.576            7,266,910(f)            333,436


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
WaMu Mortgage Pass-Through Certificates
 CMO Series 2004-AR9 Class A6
 08-25-34                            2.950%            $322,096(h)           $320,185
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2003-O Class 1A11
 01-25-34                            4.670              545,260(h)            549,782
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2004-F Class A3
 06-25-34                            4.719              617,998(h)            620,396
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2004-Q Class 1A2
 09-25-34                            4.870            1,308,062(h)          1,304,927
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2005-14 Class 2A1
 12-25-35                            5.500              432,428               405,268
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2005-AR16 Class 4A6
 10-25-35                            4.034            1,230,077(h)          1,211,313
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2007-8 Class 2A7
 07-25-37                            6.000            1,406,766             1,368,443
                                                                      ---------------
Total                                                                     265,296,770
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $278,833,916)                                                     $291,955,625
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.218%             11,866,911(j)        $11,866,911
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,866,911)                                                       $11,866,911
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $290,700,827)(k)                                                  $303,822,536
=====================================================================================



INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT MAY 31, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Treasury Note, 2-
  year                            5         $1,090,703    Oct. 2010             $305
U.S. Treasury Note, 5-
  year                         (107)       (12,565,812)   July 2010         (162,161)
U.S. Treasury Note, 5-
  year                         (163)       (19,017,516)   Oct. 2010          (38,447)
U.S. Treasury Note, 10-
  year                           87         10,429,125   Sept. 2010          (22,560)
------------------------------------------------------------------------------------
Total                                                                      $(222,863)
------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     CMO  --   Collateralized Mortgage Obligation
     I.O  --   Interest Only



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At May 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $69,507,935. See Note 2 to the financial statements.

(c)  Negligible market value.


--------------------------------------------------------------------------------
22  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the value of these securities amounted to $18,898,377 or 8.02% of net assets.

(e) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2010.

(g)  This position is in bankruptcy.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2010.

(i) At May 31, 2010, investments in securities included securities valued at $150,839 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at May 31, 2010.

(k) At May 31, 2010, the cost of securities for federal income tax purposes was $295,897,102 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $11,222,232
     Unrealized depreciation                          (3,296,798)
     -----------------------------------------------------------
     Net unrealized appreciation                      $7,925,434
     -----------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
24  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2010:

                                                FAIR VALUE AT MAY 31, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)               IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Asset-Backed Securities               $--       $12,347,181     $1,022,693      $13,369,874
  Commercial Mortgage-
    Backed Securities                    --        13,292,522             --       13,292,522
  Residential Mortgage-
    Backed Securities                    --       261,527,145      3,766,084      265,293,229
---------------------------------------------------------------------------------------------
Total Bonds                              --       287,166,848      4,788,777      291,955,625
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                      11,866,911                --             --       11,866,911
---------------------------------------------------------------------------------------------
Total Other                      11,866,911                --             --       11,866,911
---------------------------------------------------------------------------------------------
Investments in Securities        11,866,911       287,166,848      4,788,777      303,822,536
Other Financial
  Instruments(c)                   (222,863)               --             --         (222,863)
---------------------------------------------------------------------------------------------
Total                           $11,644,048      $287,166,848     $4,788,777     $303,599,673
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2010.

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                      RESIDENTIAL
                                    ASSET-BACKED    MORTGAGE-BACKED
                                     SECURITIES        SECURITIES         TOTAL
---------------------------------------------------------------------------------
Balance as of May 31, 2009                   $-        $8,941,664      $8,941,664
  Accrued discounts/premiums              7,317            50,063          57,380
  Realized gain (loss)                        -        (1,776,927)     (1,776,927)
  Change in unrealized
    appreciation (depreciation)*          4,482         4,231,911       4,236,393
  Net purchases (sales)               1,010,894        (3,475,084)     (2,464,190)
  Transfers in and/or out of
    Level 3                                   -        (4,205,543)     (4,205,543)
---------------------------------------------------------------------------------
Balance as of May 31, 2010           $1,022,693        $3,766,084      $4,788,777
---------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2010 was $865,064, which is comprised of Asset-Backed Securities of $4,482 and Residential Mortgage-Backed Securities of $860,582.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
26  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
MAY 31, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $278,833,916)              $291,955,625
  Affiliated money market fund (identified cost $11,866,911)         11,866,911
-------------------------------------------------------------------------------
Total investments in securities (identified cost $290,700,827)      303,822,536
Cash                                                                    790,416
Capital shares receivable                                               213,752
Dividends and accrued interest receivable                             1,232,177
Receivable for investment securities sold                            17,971,160
-------------------------------------------------------------------------------
Total assets                                                        324,030,041
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       215,794
Capital shares payable                                                  366,456
Payable for investment securities purchased                          17,957,238
Payable for securities purchased on a forward-commitment basis       69,507,935
Variation margin payable on futures contracts                            76,265
Accrued investment management services fees                               3,099
Accrued distribution fees                                                20,482
Accrued transfer agency fees                                                574
Accrued administrative services fees                                        452
Accrued plan administration services fees                                    17
Other accrued expenses                                                   94,289
-------------------------------------------------------------------------------
Total liabilities                                                    88,242,601
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $235,787,440
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    457,564
Additional paid-in capital                                          238,947,995
Undistributed net investment income                                     772,657
Accumulated net realized gain (loss)                                (17,289,622)
Unrealized appreciation (depreciation) on investments                12,898,846
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $235,787,440
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $ 80,371,258           15,588,925                       $5.16(1)
Class B          $ 17,619,412            3,416,007                       $5.16
Class C          $  5,217,051            1,011,314                       $5.16
Class I          $132,494,594           25,723,583                       $5.15
Class R4         $     85,125               16,536                       $5.15
------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $5.42. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  27

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED MAY 31, 2010


INVESTMENT INCOME
Income:
Interest                                                           $15,112,142
Income distributions from affiliated money market fund                  20,680
------------------------------------------------------------------------------
Total income                                                        15,132,822
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,247,010
Distribution fees
  Class A                                                              195,150
  Class B                                                              198,412
  Class C                                                               44,904
Transfer agency fees
  Class A                                                              168,939
  Class B                                                               45,633
  Class C                                                                9,941
  Class R4                                                                  37
Administrative services fees                                           181,856
Plan administration services fees -- Class R4                              184
Compensation of board members                                            7,851
Custodian fees                                                          25,560
Printing and postage                                                    44,519
Registration fees                                                       52,660
Professional fees                                                       34,875
Other                                                                   16,458
------------------------------------------------------------------------------
Total expenses                                                       2,273,989
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (438,001)
------------------------------------------------------------------------------
Total net expenses                                                   1,835,988
------------------------------------------------------------------------------
Investment income (loss) -- net                                     13,296,834
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              6,151,500
  Futures contracts                                                   (550,868)
  Options contracts written                                              9,872
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              5,610,504
Net change in unrealized appreciation (depreciation) on
  investments                                                       15,111,335
------------------------------------------------------------------------------
Net gain (loss) on investments                                      20,721,839
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $34,018,673
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED MAY 31,                                                          2010          2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  13,296,834  $ 17,054,737
Net realized gain (loss) on investments                                5,610,504   (18,382,125)
Net change in unrealized appreciation (depreciation) on
  investments                                                         15,111,335     2,926,890
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       34,018,673     1,599,502
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                           (3,655,773)   (3,899,777)
    Class B                                                             (774,677)   (1,013,132)
    Class C                                                             (176,588)     (152,824)
    Class I                                                           (7,949,684)  (11,827,943)
    Class R4                                                              (3,511)     (290,189)
  Net realized gain
    Class A                                                                   --      (635,778)
    Class B                                                                   --      (193,543)
    Class C                                                                   --       (29,317)
    Class I                                                                   --    (1,808,398)
    Class R4                                                                  --          (451)
----------------------------------------------------------------------------------------------
Total distributions                                                  (12,560,233)  (19,851,352)

----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

YEAR ENDED MAY 31,                                                          2010          2009
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $  21,150,672  $ 16,869,316
  Class B shares                                                       2,177,805     7,170,065
  Class C shares                                                       1,884,834     1,148,620
  Class I shares                                                      47,538,482    73,431,416
  Class R4 shares                                                         79,055        75,985
Reinvestment of distributions at net asset value
  Class A shares                                                       3,233,010     4,107,536
  Class B shares                                                         701,020     1,103,090
  Class C shares                                                         159,138       167,436
  Class I shares                                                       7,904,537    13,610,360
  Class R4 shares                                                          2,968       161,216
Conversions from Class B to Class A
  Class A shares                                                       2,163,974     3,005,081
  Class B shares                                                      (2,163,974)   (3,005,081)
Payments for redemptions
  Class A shares                                                     (31,160,763)  (36,083,563)
  Class B shares                                                      (8,833,451)  (13,405,861)
  Class C shares                                                      (1,262,692)   (1,228,211)
  Class I shares                                                    (158,033,789)  (75,837,805)
  Class R4 shares                                                        (66,388)  (41,377,098)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions   (114,525,562)  (50,087,498)
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (93,067,122)  (68,339,348)
Net assets at beginning of year                                      328,854,562   397,193,910
----------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 235,787,440  $328,854,562
----------------------------------------------------------------------------------------------
Undistributed net investment income                                $     772,657  $     36,056
----------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                   YEAR ENDED MAY 31,
CLASS A                                            --------------------------------------------------
PER SHARE DATA                                      2010        2009       2008       2007       2006
Net asset value, beginning of period                $4.77      $4.99      $5.00      $4.92      $5.12
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25        .21        .23        .22        .21
Net gains (losses) (both realized and
 unrealized)                                          .37       (.18)      (.02)       .09       (.20)
-----------------------------------------------------------------------------------------------------
Total from investment operations                      .62        .03        .21        .31        .01
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)      (.21)      (.22)      (.23)      (.20)
Distributions from realized gains                      --       (.04)        --         --       (.01)
-----------------------------------------------------------------------------------------------------
Total distributions                                  (.23)      (.25)      (.22)      (.23)      (.21)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.16      $4.77      $4.99      $5.00      $4.92
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       13.32%       .79%      4.31%      6.30%       .12%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.09%      1.08%      1.09%      1.17%      1.19%
-----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .89%       .89%       .89%       .89%       .89%
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.98%      4.51%      4.56%      4.45%      4.08%
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $80        $79        $95       $111       $126
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                           519%       431%       354%       306%       178%
-----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                   YEAR ENDED MAY 31,
CLASS B                                            --------------------------------------------------
PER SHARE DATA                                      2010        2009       2008       2007       2006
Net asset value, beginning of period                $4.77      $4.99      $5.00      $4.93      $5.12
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21        .18        .19        .19        .17
Net gains (losses) (both realized and
 unrealized)                                          .37       (.18)      (.01)       .07       (.19)
-----------------------------------------------------------------------------------------------------
Total from investment operations                      .58         --        .18        .26       (.02)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)      (.18)      (.19)      (.19)      (.16)
Distributions from realized gains                      --       (.04)        --         --       (.01)
-----------------------------------------------------------------------------------------------------
Total distributions                                  (.19)      (.22)      (.19)      (.19)      (.17)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.16      $4.77      $4.99      $5.00      $4.93
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.46%       .03%      3.53%      5.30%      (.42%)
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.85%      1.84%      1.86%      1.94%      1.95%
-----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.65%      1.65%      1.65%      1.64%      1.64%
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.18%      3.75%      3.79%      3.70%      3.31%
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $18        $24        $34        $44        $64
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                           519%       431%       354%       306%       178%
-----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
32  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   YEAR ENDED MAY 31,
CLASS C                                            --------------------------------------------------
PER SHARE DATA                                      2010        2009       2008       2007       2006
Net asset value, beginning of period                $4.77      $4.99      $5.00      $4.93      $5.12
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21        .18        .19        .19        .17
Net gains (losses) (both realized and
 unrealized)                                          .37       (.18)      (.01)       .07       (.19)
-----------------------------------------------------------------------------------------------------
Total from investment operations                      .58         --        .18        .26       (.02)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)      (.18)      (.19)      (.19)      (.16)
Distributions from realized gains                      --       (.04)        --         --       (.01)
-----------------------------------------------------------------------------------------------------
Total distributions                                  (.19)      (.22)      (.19)      (.19)      (.17)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.16      $4.77      $4.99      $5.00      $4.93
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.47%       .03%      3.53%      5.30%      (.43%)
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.85%      1.83%      1.85%      1.94%      1.95%
-----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.65%      1.65%      1.65%      1.64%      1.64%
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.27%      3.76%      3.80%      3.70%      3.31%
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $5         $4         $4         $5         $7
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                           519%       431%       354%       306%       178%
-----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                   YEAR ENDED MAY 31,
CLASS I                                            --------------------------------------------------
PER SHARE DATA                                      2010        2009       2008       2007       2006
Net asset value, beginning of period                $4.77      $4.99      $5.00      $4.92      $5.11
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .26        .23        .25        .24        .22
Net gains (losses) (both realized and
 unrealized)                                          .37       (.18)      (.02)       .08       (.19)
-----------------------------------------------------------------------------------------------------
Total from investment operations                      .63        .05        .23        .32        .03
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)      (.23)      (.24)      (.24)      (.21)
Distributions from realized gains                      --       (.04)        --         --       (.01)
-----------------------------------------------------------------------------------------------------
Total distributions                                  (.25)      (.27)      (.24)      (.24)      (.22)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.15      $4.77      $4.99      $5.00      $4.92
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       13.58%      1.21%      4.74%      6.68%       .59%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .62%       .61%       .63%       .63%       .73%
-----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .47%       .48%       .48%       .54%       .54%
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                        5.33%      4.93%      4.97%      4.90%      4.99%
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $132       $222       $222       $207         $6
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                           519%       431%       354%       306%       178%
-----------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
34  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   YEAR ENDED MAY 31,
CLASS R4                                           --------------------------------------------------
PER SHARE DATA                                      2010        2009       2008       2007       2006
Net asset value, beginning of period                $4.77      $4.99      $5.00      $4.92      $5.11
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25        .23        .23        .23        .21
Net gains (losses) (both realized and
 unrealized)                                          .37       (.10)      (.01)       .08       (.19)
-----------------------------------------------------------------------------------------------------
Total from investment operations                      .62        .13        .22        .31        .02
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)      (.31)      (.23)      (.23)      (.20)
Distributions from realized gains                      --       (.04)        --         --       (.01)
-----------------------------------------------------------------------------------------------------
Total distributions                                  (.24)      (.35)      (.23)      (.23)      (.21)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.15      $4.77      $4.99      $5.00      $4.92
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       13.25%      2.82%      4.46%      6.51%       .49%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .93%       .89%       .93%       .99%      1.04%
-----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .77%       .70%       .75%       .71%       .71%
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                        5.09%      4.38%      4.69%      4.63%      4.40%
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--        $--        $42        $40        $35
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate(c)                           519%       431%       354%       306%       178%
-----------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(c) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 246% and 162% for the years ended May 31, 2010 and 2009, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource U.S. Government Mortgage Fund (the Fund) is a series of RiverSource Government Income Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in mortgage-backed securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At May 31, 2010, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares. At May 31, 2010, the Investment Manager, RiverSource Life Insurance Company and affiliated funds-of-funds owned approximately 56% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
36  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in

--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2010, the Fund has outstanding when-issued securities of $67,722,492 and other forward-commitments of $1,785,443.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. At May 31, 2010, the Fund had no outstanding forward sale commitments.


--------------------------------------------------------------------------------
38  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
40  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. For OTC options contracts, the transaction is also subject to counterparty credit risk.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT MAY 31, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Net
                                                      assets -- unrealiz-
Interest rate                                         ed depreciation on
  contracts          N/A                      N/A     investments           $222,863*
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2010


    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                  FUTURES   OPTIONS    TOTAL
--------------------------------------------------------------------------
Interest rate contracts                $(550,868)  $9,872  $(540,996)
--------------------------------------------------------------------------




CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                 IN INCOME
--------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                  FUTURES   OPTIONS    TOTAL
--------------------------------------------------------------------------
Interest rate contracts                $(386,427)   $--    $(386,427)
--------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long and short contracts outstanding was $11.5 million and $31.6 million, respectively, at May 31, 2010. The monthly average gross notional amount for long and short contracts was $7.1 million and $28.7 million, respectively, for the year ended May 31, 2010. The fair value of such contracts on May 31, 2010 is set forth in the table above.


--------------------------------------------------------------------------------
42  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

OPTIONS
At May 31, 2010, the Fund had no outstanding options contracts. During the year ended May 31, 2010, the Fund entered into, and subsequently closed, 199 options contracts, of which, the average gross notional amount was $117,500.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% as the Fund's net assets increase. The management fee for the year ended May 31, 2010 was 0.48% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc., the parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the year ended May 31, 2010 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2010, other expenses paid to this company were $1,322.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder

--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $909,000 and $46,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $104,356 for Class A, $4,978 for Class B and $349 for Class C for the year ended May 31, 2010.


--------------------------------------------------------------------------------
44  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended May 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  0.89%
Class B..............................................  1.65
Class C..............................................  1.65
Class I..............................................  0.47
Class R4.............................................  0.77


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $36,237
Class B............................................    9,919
Class C............................................    2,085


The management fees waived/reimbursed at the Fund level were $389,760.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.89%
Class B..............................................  1.65
Class C..............................................  1.65
Class I..............................................  0.47
Class R4.............................................  0.77


Effective Aug. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.89%
Class B..............................................  1.65
Class C..............................................  1.64
Class I..............................................  0.48
Class R4.............................................  0.78


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own

--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

    different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations, but including mortgage-dollar rolls) aggregated $1,674,006,897 and $1,788,692,264, respectively, for the year ended May 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

YEAR ENDED MAY 31,                             2010        2009*
-------------------------------------------------------------------
CLASS A
Sold                                         4,220,355    3,541,015
Converted from Class B**                       445,069      607,087
Reinvested distributions                       646,902      866,721
Redeemed                                    (6,266,469)  (7,573,975)
-------------------------------------------------------------------
Net increase (decrease)                       (954,143)  (2,559,152)
-------------------------------------------------------------------

CLASS B
Sold                                           438,011    1,504,114
Reinvested distributions                       140,388      232,629
Converted to Class A**                        (445,069)    (607,087)
Redeemed                                    (1,782,051)  (2,806,248)
-------------------------------------------------------------------
Net increase (decrease)                     (1,648,721)  (1,676,592)
-------------------------------------------------------------------

CLASS C
Sold                                           376,318      240,131
Reinvested distributions                        31,772       35,345
Redeemed                                      (253,514)    (256,741)
-------------------------------------------------------------------
Net increase (decrease)                        154,576       18,735
-------------------------------------------------------------------

CLASS I
Sold                                         9,430,678   15,087,681
Reinvested distributions                     1,590,429    2,874,393
Redeemed                                   (31,772,779) (15,906,305)
-------------------------------------------------------------------
Net increase (decrease)                    (20,751,672)   2,055,769
-------------------------------------------------------------------

CLASS R4
Sold                                            15,627       22,129
Reinvested distributions                           593       32,732
Redeemed                                       (13,111)  (8,546,518)
-------------------------------------------------------------------
Net increase (decrease)                          3,109   (8,491,657)
-------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.


--------------------------------------------------------------------------------
46  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the year ended May 31, 2010, are as follows:

                                                      PUTS
                                              CONTRACTS  PREMIUMS
-----------------------------------------------------------------
Balance May 31, 2009                               --    $     --
Opened                                            199      50,773
Expired                                          (199)    (50,773)
-----------------------------------------------------------------
Balance May 31, 2010                               --    $     --
-----------------------------------------------------------------


8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $256,488,758 and $253,242,308, respectively, for the year ended May 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at May 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount

--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED MAY 31, 2010                       2010         2009
------------------------------------------------------------------
Ordinary income                           $12,560,233  $17,183,865
Long-term capital gain                             --    2,667,487


At May 31, 2010, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...................  $  1,340,032
Undistributed accumulated long-term gain........  $         --
Accumulated realized loss.......................  $(12,077,144)
Unrealized appreciation (depreciation)..........  $  7,334,787


For federal income tax purposes, the Fund had a capital loss carry-over of $12,077,144 at May 31, 2010, that if not offset by capital gains will expire as follows:

2017            2018
$410,120    $11,667,024




--------------------------------------------------------------------------------
48  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit

--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
50  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource U.S. Government Mortgage Fund (the
Fund) (one of the portfolios constituting the RiverSource Government Income Series, Inc.) as of May 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource U.S. Government Mortgage Fund of the RiverSource Government Income Series, Inc. at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
July 21, 2010


--------------------------------------------------------------------------------
52  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended May 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................      0.00%
    Dividends Received Deduction for corporations................      0.00%
    U.S. Government Obligations..................................      0.02%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  53

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 152 RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS*

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance; Hapoalim
Minneapolis, MN 55402                                                                                     Securities USA, Inc.
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
54  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------



* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. and RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  55

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 49                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006;
                                                 former Chief Investment Officer and Managing Director,
                                                 Zurich Scudder Investments
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.221.2450; contacting your financial intermediary; or visiting riversource.com/funds.


--------------------------------------------------------------------------------
56  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           2009 (previously Senior Vice President and Chief
                                                 Financial Officer, June 2008 -- January 2009);
                                                 President, Atlantic Funds and Nations Funds since 2009;
                                                 Managing Director of Columbia Management Advisors, LLC,
                                                 December 2004 -- April 2010; Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 44                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 54                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  57

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 50                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management
--------------------------------------------------------------------------------------------------------

Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005

--------------------------------------------------------------------------------------------------------


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58  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008;
--------------------------------------------------------------------------------------------------------






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             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  59

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

--------------------------------------------------------------------------------
60  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  61

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer

--------------------------------------------------------------------------------
62  RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
             RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- 2010 ANNUAL REPORT  63

RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA, and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6245 M (7/10)

Item 2. Code of Ethics.

          (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

          (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

          (c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

          The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne
          P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended May 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Government Income Series, Inc. were as follows:

                         2010 - $52,346   2009 - $52,766

(b) Audit-Related Fees. The fees for the year ended May 31, to Ernst & Young LLP for additional professional services rendered related to the semiannual financial statement review, the 2010 transfer agent 17Ad-13 review and the registrant's 2009 security count pursuant to Rule 17f-2 for RiverSource Government Income Series, Inc. were as follows:

                         2010 - $1,378   2009 - $2,833

(c) Tax Fees. The fees for the year ended May 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Government Income Series, Inc. were as follows:

                         2010 - $6,996   2009 - $8,514

(d) All Other Fees. The fees for the year ended May 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Government Income Series, Inc. were as follows:

                            2010 - $0    2009 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended May 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                      2010 - $2,107,149   2009 - $587,353

(h) 100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal control over financial reporting that occurred (the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

     (a)(3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Government Income Series, Inc.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date August 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date August 4, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 4, 2010